UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-2444

The Bond Fund of America, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Bond Fund of America

How bond funds work [for you]

[photo of a businessman looking over paperwork - pen in hand]
Annual report for the year ended December 31, 2005

The Bond Fund of AmericaSM seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Contents

Letter to shareholders	1
The value of a long-term perspective	4
How bond funds work [for you]	6
Summary investment portfolio	11
Financial statements	16
Directors and officers	32
What makes American Funds different?	back cover

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

Please see page 5 for Class A share average annual total returns with relevant sales charges deducted. Other share class results and important information can be found on page 27.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 24 for details.

The fund’s 30-day yield for Class A shares as of January 31, 2006, calculated in accordance with the Securities and Exchange Commission formula, was 4.64%, which reflects a fee waiver (4.62% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 4.57%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing in non-U.S. bonds is subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation and illiquidity. For more complete information, please read the prospectus.

[photo of a businessman looking over paperwork - pen in hand]

Fellow shareholders:

The U.S. bond market delivered modestly positive results for 2005 despite significant headwinds, including steady rate hikes by the Federal Reserve Board and sharply higher energy prices.

For the 12 months ended December 31, 2005, The Bond Fund of America produced a total return of 1.9%, matching that of its peer group benchmark, the Lipper Corporate Debt A-Rated Bond Funds Average. These results, however, fell short of the broad market measure, the unmanaged Lehman Brothers Aggregate Bond Index, which returned 2.4%. Importantly, the index return does not include expenses. Over longer time periods, the fund has posted higher returns than either of these references, as detailed in the table below.

During the year, shareholders received monthly dividends totaling 68.7 cents a share. This amount includes a special dividend of 4.7 cents a share paid in December, as well as a partial prepayment (2 cents a share) of the January 2006 dividend. These dividends reflect an income return of 5.2% for shareholders who reinvested them, or 5.0% for those who took dividends in cash.

Bond market overview

During the past year, the Federal Reserve Board continued to raise its target for the federal funds rate at each Fed meeting. The Fed first began raising rates in June 2004. By the end of 2005, the federal funds rate stood at 4.25%, following 13 quarter-point rate hikes.

When the Fed has raised rates in the past, the bond market has responded with higher yields across the maturity spectrum. The current cycle of rate hikes, however, has been distinctly different from previous cycles. Short-term bond yields rose in tandem with the Fed hikes, but long-term yields largely resisted the upward pressure. This divergent behavior has resulted in the longest maturity bonds producing the highest returns for the year across all market sectors. It has also produced a flatter yield environment, as represented by the Treasury yield curve shown in the chart below.

[Begin Sidebar]
Results at a glance
(for periods ended December 31, 2005, with all distributions reinvested)

Average annual total returns

	1 year	5 years	10 years	Lifetime*

The Bond Fund of America	+1.94%	+6.60%	+6.25%	+9.23%
Lehman Brothers Aggregate Bond Index[1]	+2.43	+5.87	+6.16	+8.80
Lipper Corporate Debt A-Rated Bond Funds Average[2]	+1.90	+5.47	+5.48	+8.72

*Since May 28, 1974.
1 The unmanaged Lehman Brothers Aggregate Bond Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Lehman Brothers Government/Credit Bond Index was used.
2 Source: Lipper. Lipper averages do not include the effects of sales charges.
[End Sidebar]

The bond market also grappled with higher energy prices, especially in the aftermath of Hurricane Katrina. Rising energy prices helped push inflation higher as measured by the consumer price index (CPI), but core CPI, which excludes volatile food and energy components, remained relatively contained. The Fed and the bond market continue to closely monitor core CPI for indications of sustained creeping inflation.

Among the various sectors of the market, U.S. Treasuries and dollar-denominated non-U.S. government bonds posted some of the best returns for the year, as measured by the Lehman index.

How the fund responded

The Bond Fund of America not only strives to provide high current income, but also to protect shareholder principal. While the Fed has been raising rates over the past 18 months, the fund has pursued a defensive investment strategy, which includes maintaining a shorter portfolio structure in order to help preserve principal. This caution was one of the keys to the fund’s moderate return for the year.

The fund’s portfolio counselors also increased credit quality in the portfolio, which proved helpful. Bonds rated AAA or equivalent (U.S. government debt) increased to 38.5% of net assets from 36.5% last year. During the latter half of the year, mortgage-backed obligations became relatively more attractive as rates continued to rise. Consequently, the fund’s portfolio counselors added to the fund’s mortgage exposure.

The fund also increased its exposure to the debt of developing countries over the course of the year. Our holdings in this sector, such as Brazil, Colombia and Russia, helped buoy results for the year.

Corporate bonds have long been the largest sector in the portfolio. In the previous fiscal year (2004), corporate bonds delivered the fund’s strongest returns. That was not the case in 2005, as the corporate sector lagged government returns generally, as well as other high-quality sectors. While the fund’s corporate debt weighting declined slightly over the course of the year, this sector remains the backbone of the portfolio and the leading contributor of income for the fund.

One area of pronounced weakness in the corporate sector was the auto industry. As we reported last June, the fund has maintained an exposure both to General Motors (about 1.6% of fund assets) and Ford (less than 1%), despite their well-publicized troubles. Our holdings are primarily concentrated in the financing operations of both companies, and we continue to believe that these holdings offer the potential for attractive returns.

[Begin Sidebar]
Treasury yield curves

This chart depicts the current yields for Treasury debt maturing in three months to 30 years. These yields serve as a benchmark for most bonds issued in the United States. One line depicts the yields at 12/31/04, the other at 12/30/05. As shown, short-term yields rose and the longest yields declined during the year, resulting in a flat yield curve.

[begin line chart]
	12/31/2004	12/31/2005

3 Months	2.2126%	4.2045%
6 Months	2.4796	4.4572
1 Year	2.7742	4.4074
2 Years	3.0569	4.4034
3 Years	3.3089	4.3851
4 Years	3.4799	4.3809
5 Years	3.7039	4.3778
7 Years	3.9712	4.4013
8 Years	4.0695	4.4014
9 Years	4.1681	4.4046
10 Years	4.3004	4.4370
15 Years	4.6827	4.6054
20 Years	4.9099	4.6320
25 Years	4.8831	4.5719
30 Years	4.7056	4.4940
Source: Bloomberg
[end line chart]
[End Sidebar]

[Begin Sidebar]
Portfolio quality summary

(as of December 31, 2005)
[begin pie chart]
U.S. government obligations*	7.6%
Federal agencies	9.8%
AAA	21.1%
AA	6.7%
A	21.9%
BBB	18.1%
High yield	9.1%
Equity-related securities	0.3%
Short-term securities & other assets less liabilities	5.4%

*Securities guaranteed by the full faith and credit of the U.S. government
[end pie chart]
[End Sidebar]

The summary investment portfolio, beginning on page 11, provides further details of the portfolio’s sector exposure.

Looking ahead

The U.S. economy is poised for solid growth during the first half of 2006. This means that the bond market will continue to be on the lookout for inflation, despite varying views on the future of Fed rate hikes. High energy prices remain a concern and could well add to market uncertainty over the near term.

Of course, uncertainty in the bond market is nothing new. It is a perpetual element of investment risk that can be modulated with research, managed with experience, but never wholly eliminated. Hence, investment diversity remains crucial for prudent investors.

The Bond Fund of America offers a broadly diversified portfolio that aims to balance risks and rewards across the full spectrum of the market. Our feature article beginning on page 6, “How bond funds work [for you],” takes a closer look at the many benefits, including diversity, that bond funds provide. We invite you to explore the article and gather a better understanding of how this fund can serve as a cornerstone for building a bond portfolio.

In its 31-year history, The Bond Fund of America has established an enviable reputation for steady income and attractive results. This is a reputation that we strive to uphold every day, with each investment decision we make. This is our aim, our intent, so that we may truly serve the long-term investment needs of our shareholders.

Cordially,

/s/ Paul G. Haaga Jr.

Paul G. Haaga Jr.
Vice Chairman of the Board

/s/Abner D. Goldstine

Abner D. Goldstine
President

February 9, 2006

For current information about the fund, visit americanfunds.com.

The value of a long-term perspective
How a $10,000 investment has grown

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com. Fund figures reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2

There have always been reasons not to invest. You will find, however, that despite occasional stumbles, financial markets have tended to reward investors over the long term. Active management — bolstered by experience and careful research — can add even more value: As the chart below shows, over its lifetime, The Bond Fund of America has done demonstrably better than its relevant benchmarks.

Dividends, particularly when reinvested, have accounted for virtually all of the fund’s overall results. The table beneath the chart details the fund’s annual dividends and the cumulative value of the original investment.

Average annual total returns based on a $1,000 investment (for periods ended December 31, 2005)*

	1 year	5 years	10 years

Class A shares	-1.87%	+5.79%	+5.84%

 *Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 24 for details.

[begin mountain chart]
Year ended Dec 31	BFA with dividends Reinvested [3]	Lehman Brothers Aggregate Bond Index [4]	Consumer Price Index (inflation)[5]	Original Investment

5/28/74	$9,625	$10,000	$10,000	$10,000
1974	9,988	10,318	10,679	10,000
1975	11,254	11,587	11,420	10,000
1976	13,293	13,395	11,975	10,000
1977	13,977	13,802	12,778	10,000
1978	14,261	13,994	13,930	10,000
1979	14,710	14,264	15,782	10,000
1980	15,230	14,650	17,757	10,000
1981	16,242	15,565	19,342	10,000
1982	21,586	20,643	20,082	10,000
1983	23,628	22,368	20,844	10,000
1984	26,450	25,756	21,667	10,000
1985	33,488	31,449	22,490	10,000
1986	38,568	36,250	22,737	10,000
1987	39,324	37,248	23,745	10,000
1988	43,533	40,186	24,794	10,000
1989	47,942	46,025	25,947	10,000
1990	49,509	50,149	27,531	10,000
1991	59,927	58,174	28,374	10,000
1992	66,722	62,480	29,198	10,000
1993	76,155	68,571	30,000	10,000
1994	72,335	66,572	30,802	10,000
1995	85,536	78,870	31,584	10,000
1996	91,274	81,733	32,634	10,000
1997	99,709	89,624	33,189	10,000
1998	104,863	97,409	33,724	10,000
1999	107,265	96,609	34,630	10,000
2000	113,906	107,841	35,802	10,000
2001	122,051	116,946	36,358	10,000
2002	129,514	128,939	37,222	10,000
2003	145,335	134,231	37,922	10,000
2004	153,837	140,055	39,156	10,000
2005	156,815	143,457	40,494	10,000
[end mountain chart]

Year ended December 31	1974[6]	1975	1976	1977	1978	1979	1980

Total value
Dividends reinvested	$418	907	1,020	1,126	1,211	1,401	1,724
Value at year-end	$9,988	11,254	13,293	13,977	14,261	14,710	15,230
BFA’s total return	(0.1)%	12.7	18.1	5.1	2.0	3.1	3.5

Year ended December 31	1981	1982	1983	1984	1985	1986	1987

Total value
Dividends reinvested	2,118	2,434	2,556	2,869	3,227	3,604	3,787
Value at year-end	16,242	21,586	23,628	26,450	33,488	38,568	39,324
BFA’s total return	6.6	32.9	9.5	11.9	26.6	15.2	2.0

Year ended December 31	1988	1989	1990	1991	1992	1993	1994

Total value
Dividends reinvested	3,953	4,471	4,699	4,909	5,275	5,325	5,733
Value at year-end	43,533	47,942	49,509	59,927	66,722	76,155	72,335
BFA’s total return	10.7	10.1	3.3	21.0	11.3	14.1	(5.0)

Year ended December 31	1995	1996	1997	1998	1999	2000	2001

Total value
Dividends reinvested	6,178	6,473	6,704	7,007	7,398	8,190	8,228
Value at year-end	85,536	91,274	99,709	104,863	107,265	113,906	122,051
BFA’s total return	18.2	6.7	9.2	5.2	2.3	6.2	7.2

Year ended December 31	2002	2003	2004	2005

Total value
Dividends reinvested	8,189	7,370	6,913	7,924
Value at year-end	129,514	145,335	153,837	156,815
BFA’s total return	6.1	12.2	5.8	1.9

Average annual total return for fund’s lifetime: 9.10%3

1 As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
2 The maximum initial sales charge was 8.5% prior to December 15, 1986, when it became 4.75% until January 9, 2000.
3 Includes reinvested dividends of $143,344 and reinvested capital gain distributions of $4,573.
4 From May 28, 1974, through December 31, 1975, the Lehman Brothers Government/Credit Bond Index was used because the Lehman Brothers Aggregate Bond Index did not yet exist. Since January 1, 1976, the Lehman Brothers Aggregate Bond Index has been used. These indexes are unmanaged and do not reflect sales charges, commissions or expenses.
5 Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
6 For the period May 28, 1974 (when fund operations began), through December 31, 1974.

The results shown are before taxes on fund distributions and sale of fund shares.

How bond funds work [for you]

[photo of two people - one persons' hand typing on a laptop the other persons' hands writing in a book]

Earlier this decade, investors got a timely reminder as to the importance of bonds in portfolio planning. As the stock market began to flounder in 2000, the bond market rallied. In fact, bond returns bested stock returns three years in a row: in 2000, 2001 and 2002. For those investors who maintained balanced portfolios, stock market losses were cushioned by bond market gains.

Since 2003, the stock market has produced better returns than the bond market. With the prospect of interest rates moving higher, some investors may feel that the time has come to move out of bonds altogether. We think otherwise.

The market lessons from earlier this decade are not passe. Bonds remain a vital component of any long-term investment plan.

Moreover, we believe that bond funds offer investors better prospects, on the whole, than individual bonds, especially in the current market environment. On the following pages, we’ll discuss some of the attributes of bond funds that, we believe, make them particularly attractive investment vehicles. In the process, we hope that you might gain a better understanding of The Bond Fund of America and how it can serve your long-term investment goals.

[Begin Sidebar]
Lessons from the past six years: Stocks + Bonds = Balance

Historically, bonds have helped buoy investment portfolios during stock market declines. We had ample evidence of this earlier this decade when the stock market corrected and bonds rallied. It is not unusual for stocks and bonds to move in different directions, but the main reason for incorporating bonds into an overall investment plan is that bonds tend to be less volatile than stocks. As this chart suggests, an investor who put an equal amount of money into stocks and bonds at the start of this decade would have done far better to date than one who invested only in stocks.

[begin line chart]
Stocks (S&P 500)		Bonds (Lehman Brothers Aggregate Bond Index)		Stocks + Bonds
Date		Date		Date
12/31/1999	$10000	12/31/1999	$10000	12/31/1999	$10000
3/31/2000	10229.02	3/31/2000	10220.62	3/31/2000	10224.82
6/30/2000	9957.33	6/30/2000	10398.7	6/30/2000	10178.01
9/30/2000	9860.831	9/30/2000	10712.12	9/30/2000	10286.47
12/31/2000	9089.821	12/31/2000	11162.61	12/31/2000	10126.21
3/31/2001	8012.836	3/31/2001	11501.35	3/31/2001	9757.093
6/30/2001	8481.45	6/30/2001	11566.27	6/30/2001	10023.86
9/30/2001	7237.038	9/30/2001	12099.65	9/30/2001	9668.342
12/31/2001	8010.305	12/31/2001	12105.12	12/31/2001	10057.71
3/31/2002	8032.386	3/31/2002	12116.45	3/31/2002	10074.42
6/30/2002	6956.877	6/30/2002	12564.11	6/30/2002	9760.494
9/30/2002	5755.628	9/30/2002	13139.78	9/30/2002	9447.706
12/31/2002	6240.642	12/31/2002	13346.5	12/31/2002	9793.572
3/31/2003	6044.109	3/31/2003	13532.35	3/31/2003	9788.231
6/30/2003	6974.038	6/30/2003	13870.83	6/30/2003	10422.43
9/30/2003	7158.585	9/30/2003	13850.61	9/30/2003	10504.6
12/31/2003	8029.669	12/31/2003	13894.3	12/31/2003	10961.99
3/31/2004	8165.588	3/31/2004	14263.78	3/31/2004	11214.69
6/30/2004	8306.034	6/30/2004	13915.17	6/30/2004	11110.6
9/30/2004	8150.694	9/30/2004	14360.04	9/30/2004	11255.37
12/31/2004	8902.83	12/31/2004	14497.15	12/31/2004	11699.99
3/31/2005	8711.633	3/31/2005	14427.52	3/31/2005	11569.58
6/30/2005	8830.822	6/30/2005	14861.58	6/30/2005	11846.2
9/30/2005	9149.032	9/30/2005	14761.42	9/30/2005	11955.23
12/31/2005	9339.664	12/31/2005	14849.21	12/31/2005	12094.44
[end line chart]
Assumes a hypothetical $10,000 investment on January 1, 2000 with all distributions reinvested. Stocks are represented by Standards & Poor’s 500 Composite Index. Bonds are represented by Lehman Brothers Aggregate Bond Index. The stocks & bonds portfolio consists of $5,000 invested in stocks and $5,000 invested in bonds at the beginning of the period. The indexes are unmanaged.
[End Sidebar]

[Begin Sidebar]
Bond fund or individual bonds?
[photograph: outside view of two floors of a busy office building]

The Bond Fund of America offers compelling advantages that, we believe, better serve long-term investment plans than does owning individual bonds.

• Diversification
A diversified fund allows investors to participate in developments that benefit specific sectors, while limiting exposure to isolated negative events.

• Professional management
Six portfolio counselors actively manage the fund’s portfolio to respond to, and take advantage of, changing market conditions.

• In-depth research
The portfolio counselors are supported by a team of more than two dozen fixed-income professionals who help to identify opportunities, monitor holdings and develop strategies that help grow and preserve principal.

• Wider access to investments
Bond funds often have access to a wider range of securities than do individual investors. In fact, some bonds are only available to institutional investors.

• Steady income
The fund pays a monthly dividend — a regular stream of income when compared with the semiannual interest an individual bond pays.

• Automatic reinvestment
Bond funds offer automatic reinvestment of dividends at net asset value, helping your investment work 24/7 and increasing income over time.

• Convenience
Fund shares are easily bought and redeemed (unlike some bonds), and investors can begin with a minimum investment of $250 (try to buy a bond for that amount!).

• Purchase power
Because fund managers buy in large quantities, they can buy bonds at a lower cost than individuals can.
[End Sidebar]

Crafting the optimum mix

Bonds and stocks are strategic investment partners. They are the counterweights of a well-balanced portfolio, each possessing traits that complement the other. While stocks generally afford greater potential for capital appreciation than is typically the case with bonds, they also experience greater volatility and, with that, potentially greater risk to principal. In contrast, bonds, with their steady stream of interest income, provide stabler returns than do stocks, thus exerting a moderating influence in investor portfolios.

The question for investors, then, is not one of stocks or bonds; rather, it is a question of allocation, of finding the right mix of the two asset classes to best serve the investor’s goals. Your financial advisor is the preferred resource for determining the optimum mix of stocks and bonds needed to achieve your stated goals. Once that allocation is determined, an equally challenging question follows: What is the best mix of bonds to serve that allocation?

The Bond Fund of America addresses this concern by offering a wide variety of bonds encompassing nearly every sector of the market in a single package. The fund’s broad diversity makes it an ideal choice for a core bond holding. Portfolio counselor John Smet notes, “The average investor would be hard pressed to replicate the array of debt obligations that form the fund’s portfolio and even more hard pressed to effectively manage so many bonds through markets as changeable as those we have witnessed this decade.” Management is the crux. Professional management can help keep a bond portfolio on a balanced track, serving long-term goals by proactively responding to market changes.

These qualities — diversity and professional management — are among the chief benefits favoring bond funds over individual bond holdings. Yet there are additional advantages as well, such as monthly income, automatic reinvestment, access to research and access to securities not generally available to individuals. Let’s take a closer look at these attributes and see how they apply to The Bond Fund of America.

[Begin Pull Quote]
“Changing relationships among the various sectors of the bond market can create pockets of opportunity for investors with the resources to find them.”—Abner Goldstine
[End Pull Quote]

Diversity disperses, reduces risk

The Bond Fund of America holds more than 1,800 bonds in its portfolio. These obligations include U.S. Treasuries, federal agency debt, mortgage-backed securities, asset-backed securities, non-U.S. government debt and a wide sampling of corporate bonds. Additionally, these holdings sport maturities that span the traditional bond spectrum, from three months to 30 years. With respect to credit quality, the fund focuses primarily on investment-grade debt, with concentrations in A-rated and BBB-rated obligations; it also maintains a modest exposure to high-yield bonds.

In many respects, the fund’s portfolio resembles a microcosm of the U.S. bond market. The fund is not, however, a mere representation of that market — it is not an index fund. Each bond that goes into the portfolio is carefully selected for its relative merits — not for its index weighting, but for its potential to provide an attractive return for our shareholders.

The fund’s broad diversity helps to minimize risks overall because different types of bonds often respond differently to changing economic conditions and market cycles. Abner Goldstine, portfolio counselor and fund president, observes, “Changing relationships among the various sectors of the bond market can create pockets of opportunity for investors with the resources to find them. With The Bond Fund of America, we have the opportunity to move portions of the portfolio into a variety of investments any time and anywhere we uncover value in the market.” As such, the fund’s diversity enhances its flexibility, which in turn helps provide a more reliable stream of income for shareholders. This diversity also helps to mitigate the effects of an unexpected weakness, one that could afflict a limited number of bonds or an entire sector of the market.

Professionals working for you

If diversity helps to minimize risk, then professional management takes that a step further by bringing expertise to the investment process. Discerning true investment opportunities requires a comprehensive understanding of the nature and variety of risks attached to a bond, as well as a broad knowledge of the economic conditions and market forces that can exacerbate these risks. “When selecting individual bonds, investors need a precise understanding of the issuer’s credit profile and the bond’s terms and covenants,” explains portfolio counselor David Barclay. Nor is it sufficient to summon this intelligence only when buying bonds. David cautions, “Once purchased, bonds must be monitored regularly for any deterioration in their risk profile and relative value, as market conditions change constantly.”

The six portfolio counselors of The Bond Fund of America bring more than 160 years (combined) of professional experience to the investment process. These years of experience include an expertise in specific market sectors such as mortgage-backed obligations, corporate credits, high-yield debt and non-U.S. bonds. Additionally, the portfolio counselors are supported by the broader team of fixed-income research analysts and economists at Capital Research and Management Company, the fund’s adviser. Altogether, more than 30 investment professionals contribute to the fund’s search for value and the ongoing monitoring of portfolio holdings.

The fund’s fixed-income professionals understand that active portfolio management can alleviate some of the risks associated with bond investing, helping to preserve principal and maintain a steady stream of interest income. Consequently, they regularly evaluate a range of data that is not normally the focus of individual investors, such as the shape of the yield curve and the outlook for yields, as well as the structure of a bond, its covenants and its position in the capital structure. This surveillance allows the portfolio counselors to continuously adjust portfolio holdings to benefit and protect shareholders. “The broadly diversified holdings of The Bond Fund of America afford us the advantage of being able to make changes at the margins — rather than wholesale changes — to address shifting market and risk scenarios,” explains portfolio counselor Mark Dalzell. In this, professional management and diversity go hand in hand to reduce investment risk.

[Begin Pull Quote]
“The broadly diversified holdings of The Bond Fund of America afford us the advantage of being able to make changes at the margins.”—Mark Dalzell
[End Pull Quote]

Professional bond managers also have access to a wide range of bond investments, many of which are not offered to individual investors. Some companies, for example, require a high minimum holding of their issues, which effectively excludes most individuals. Still other debt may be issued privately and limited to institutional investors only. These bonds may come with attractive yields that can enhance the income of a bond portfolio, while adding a layer of diversity.

Putting money to work 24/7

As we noted earlier, income is the central element of a bond’s return. Managing that income, then, is important if investors are to maximize the benefits of their bond holdings. Professional bond managers know this only too well. As Abner implied, changing markets create new opportunities for interest income. With a bond fund, investors have continual access to those changes and the opportunity to participate in the benefits of those changes through reinvestment of income.

The Bond Fund of America makes reinvesting income easy. Unlike individual bonds, which pay interest twice a year, this fund pays income in the form of monthly dividends. If you choose, these dividends will be invested in additional shares of the fund, thereby putting your money to work 24/7. Over time, income reinvested helps boost future income by increasing the number of shares owned. The benefits of this are amply illustrated in the mountain chart on page 4, which shows the growth of an initial investment through reinvestment over the life of the fund.

For those using investments to meet living expenses, the fund’s steady stream of monthly income may be more timely, more reassuring than semiannual interest payments and the challenge of reinvesting in new bonds (under new market conditions) once individual bonds mature. Here, too, investors may benefit from the market’s ongoing income opportunities, even though they take dividends in cash. Over its 31-year lifetime, for example, fund shareholders who took dividends in cash have received income totaling 277% of their original investment, or $2.77 for every dollar originally invested at net asset value. That original investment, by the way, has remained essentially unchanged more than three decades later.

Bonds may not have the allure that stocks sometimes have. They certainly receive less ink in the press, less hype in the media. Nonetheless, these stalwart investments remain an indispensable asset for prudent investors. Over the long term, we believe that bond funds are the preferred fixed-income vehicle for meeting individual investor needs. The Bond Fund of America embodies the full range of bond fund advantages, offering its shareholders a solid foundation on which to build a bond portfolio.

Summary investment portfolio, December 31, 2005

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Corporate bonds & notes	46.2%
Mortgage-backed obligations	20.4
U.S. government & government agency bonds & notes	9.8
Non-U.S. government & government agency bonds & notes	6.7
Asset-backed obligations	6.1
Short-term securities & other assets less liabilities	5.4
Preferred securities	3.5
Municipals	1.1
Convertible securities	0.5
Common stocks	0.3
[end pie chart]

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 90.27%	(000)	(000)	assets

Corporate bonds & notes - 46.19%
Financials - 16.48%
International Lease Finance Corp. 3.125%-5.875% 2007-2013	$184,455	$182,030
AIG SunAmerica Global Financing VII 5.85% 2008 (1)	24,250	24,775
American International Group, Inc. 4.25%-5.05% 2013-2015 (1)	21,990	21,452
ILFC E-Capital Trust I 5.90% 2065 (1) (2)	18,000	18,090
ILFC E-Capital Trust II 6.25% 2065 (1) (2)	2,325	2,364
American General Finance Corp., Series I, 5.40% 2015	20,000	19,974
ASIF Global Financing XVIII 3.85% 2007 (1)	5,785	5,676
ASIF Global Financing XXVIII 4.301% 2007 (1) (2)	2,000	2,001
ASIF Global Financing XIX 4.90% 2013 (1)	2,000	1,993	1.21%
Household Finance Corp. 4.125%-7.875% 2007-2011	109,000	111,773
HSBC Finance Corp. 4.518%-5.00% 2010-2015 (2)	78,230	77,250
HSBC Finance Capital Trust IX 5.911% 2035 (2)	18,000	18,187
Midland Bank 5.00% Eurodollar note (undated) (2)	15,000	12,750
HSBC Holdings PLC 5.25% 2012	10,000	10,049
HSBC Bank USA 4.625% 2014 (1)	4,000	3,847	1.02
J.P. Morgan Chase & Co. 4.00%-6.75% 2007-2015	147,640	149,096
BANK ONE, Texas, NA 6.25% 2008	7,250	7,440
Bank One Corp. 4.90% 2015	9,000	8,758
Chase Capital II, Global Floating Rate Capital Securities, Series B, 4.75% 2027 (2)	20,000	18,947.80
HBOS PLC, Series B, 5.92% (undated) (1) (2)	105,200	106,370.46
Sumitomo Mitsui Banking Corp. 5.625% (undated) (1) (2)	90,625	90,454.39
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1) (2)	74,250	77,284.34
Prudential Holdings, LLC, Series C, 8.695% 2023 (1) (3)	57,035	72,468.32
Citigroup Inc. 3.50%-5.625% 2008-2012	66,675	65,307.28
SLM Corp., Series A, 4.50% 2010	65,000	63,701.28
Other securities		2,614,808	11.38
		3,786,844	16.48

Consumer discretionary - 8.82%
General Motors Acceptance Corp.:
6.61% 2014 (2)	75,000	67,639
4.50%-7.75% 2006-2012 (2)	210,535	193,799
General Motors Corp.:
7.25% 2013	€9,920	7,860
7.125%-8.375% 2011-2033	$22,765	15,708
Residential Capital Corp. 5.67%-6.875% 2008-2015 (2)	60,280	61,180	1.51
Ford Motor Credit Co. 7.875% 2010	141,000	126,999.55
Other securities		1,553,798	6.76
		2,026,983	8.82

Telecommunication services - 5.74%
Nextel Communications, Inc.:
6.875% 2013	100,980	105,432
7.375% 2015	85,025	89,798.85
France Télécom 7.75% 2011 (2)	111,350	124,505.54
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	91,330	91,652.40
AT&T Wireless Services, Inc. 8.125% 2012	62,630	72,456.32
Other securities		834,955	3.63
		1,318,798	5.74

Industrials - 4.73%
Other securities		1,087,998	4.73

Utilities - 2.91%
Other securities		667,759	2.91

Energy - 2.12%
Other securities		488,139	2.12

Materials - 2.12%
Other securities		486,890	2.12

Other corporate bonds & notes - 3.27%
Other securities		750,429	3.27

Mortgage-backed obligations (3) - 20.35%
Fannie Mae:
Series 2000-T5B, 7.30% 2010	57,100	62,532
5.50% 2033	84,252	83,660
5.50% 2035	131,107	130,021
3.112%-12.044% 2009-2042 (2)	632,447	633,219	3.96
Freddie Mac:
Series 3061, Class PN, 5.50% 2035	64,198	64,679
6.00% 2036	408,600	412,527
1.876%-11.00% 2007-2036 (2)	243,778	238,723	3.12
Countrywide Alternative Loan Trust:
Series 2005-46CB, Class A-8, 5.50% 2035	107,348	107,357
4.326%-6.00% 2019-2036 (2)	307,422	306,645	1.80
CS First Boston Mortgage Securities Corp.:
Series 2001-CK1, Class A-3, 6.38% 2035	67,122	70,506
3.883%-7.801% 2032-2041 (1) (2)	230,535	231,468	1.31
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.778% 2035 (2)	85,300	85,368.37
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	64,000	63,093.28
Other securities		2,184,310	9.51
		4,674,108	20.35

U.S. government & government agency bonds & notes - 9.78%
U.S. Treasury:
6.875% 2006 (4)	105,320	106,274
7.00% 2006 (4)	100,000	101,328
3.375% 2007 (4) (5)	62,857	63,355
3.625% 2008 (4) (5)	74,570	76,610
3.625% 2009 (4)	401,750	392,020
11.25% 2015	70,000	105,416
8.875% 2017	60,000	83,428
6.875% 2025	226,450	291,801
0%-12.00% 2006-2032 (4) (5)	388,609	395,641	7.03
Freddie Mac:
4.125% 2010	262,250	255,662
4.125%-6.25% 2009-2012	40,000	39,686	1.28
Federal Home Loan Bank:
2.375% 2006	69,550	69,166
2.50%-5.823% 2006-2009	184,835	184,961	1.11
Fannie Mae 5.25% 2012	50,000	50,454.22
Other securities		32,310.14
		2,248,112	9.78

Non-U.S. government & government agency bonds & notes - 6.73%
German Government:
4.50% 2006	€57,580	68,867
4.50% 2009	55,000	68,295.60
Canadian Government 4.25% 2026 (5)	C$67,939	83,136.36
Israeli Government 7.50% 2014	ILS347,282	81,757.36
Korean Government 4.50% 2008	KRW71,938,000	70,379.31
Other securities		1,173,007	5.10
		1,545,441	6.73

Asset-backed obligations - 6.14%
Other securities		1,410,100	6.14

Municipals - 1.08%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	$64,975	70,816.31
Other securities		176,567.77
		247,383	1.08

Total bonds & notes (cost: $20,648,010,000)		20,738,984	90.27

	Principal	Market	Percent
	amount	value	of net
Convertible securities - 0.53%	(000)	(000)	assets

Other - 0.53%
General Motors Corp., Series B, 5.25% convertible senior debentures 2032	$17,375	10,355.05
Other securities		109,741.48
		120,096.53

Miscellaneous - 0.00%
Other convertible securities in initial period of acquisition		924.00

Total convertible securities (cost: $99,629,000)		121,020.53

		Market	Percent
		value	of net
Preferred securities - 3.49%	Shares	(000)	assets

Financials - 3.49%
HSBC Capital Funding LP: (2)
Series 1, 9.547% noncumulative step-up perpetual preferred (1)	87,750,000	102,792
Series 2, 10.176% noncumulative step-up perpetual preferred (1)	25,000,000	38,303
8.03% noncumulative preferred	20,000,000	29,312.74
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (1) (2)	121,238,000	134,157.59
Fannie Mae, Series O, 7.00% preferred (1)	1,369,000	74,953.33
Other securities		420,997	1.83
		800,514	3.49

Other - 0.00%
Other securities		495.00

Total preferred securities (cost: $720,185,000)		801,009	3.49

		Market	Percent
		value	of net
Common stocks - 0.27%		(000)	assets

Other securities		61,278.27

Total common stocks (cost: $55,856,000)		61,278.27

		Market	Percent
		value	of net
Warrants - 0.00%		(000)	assets

Other securities		5.00

Total warrants (cost: $143,000)		5.00

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 6.97%	(000)	(000)	assets

CAFCO, LLC 4.09%-4.37% due 1/5-3/9/2006 (1) (4)	$154,400	153,615
Ciesco LLC 4.37% due 3/1/2006 (1) (4)	41,400	41,111.85
Clipper Receivables Co., LLC 4.28%-4.30% due 1/17-1/26/2006 (1)	173,600	173,185.75
Pfizer Investment Capital PLC 4.175%-4.25% due 1/19-1/24/2006 (1)	170,500	170,090.74
Procter & Gamble Co. 4.18%-4.24% due 1/4-1/20/2006 (1)	140,000	139,765.61
Freddie Mac 4.18%-4.255% due 2/1-2/27/2006 (4)	123,700	123,082.54
Federal Home Loan Bank 4.10%-4.15% due 1/20-1/27/2006	88,500	88,268.38
Park Avenue Receivables Co., LLC 4.25%-4.29% due 1/10-1/27/2006 (1)	61,500	61,370
Preferred Receivables Funding Corp. 4.32% due 1/30/2006 (1)	20,400	20,327.35
Triple-A One Funding Corp. 4.30% due 1/12-1/13/2006 (1)	75,560	75,445.33
Federal Farm Credit Banks 4.10%-4.15% due 1/4-1/12/2006	69,300	69,250.30
Concentrate Manufacturing Co. of Ireland 4.20%-4.25% due 1/6-1/27/2006 (1)	63,600	63,427.28
American General Finance Corp. 4.25% due 1/30/2006	35,000	34,876.15
Fannie Mae 4.25% due 3/3/2006 (4)	6,000	5,956.03
Other securities		383,496	1.66

Total short-term securities (cost: $1,603,204,000)		1,603,263	6.97

Total investment securities (cost: $23,127,027,000)		23,325,559	101.53
Other assets less liabilities		(349,936)	(1.53)

Net assets		$22,975,623	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.
"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the year ended December 31, 2005, appear below.

Company	Beginning shares or principal amount	Purchases	Sales	Ending shares or principal amount	Dividend or interest income (000)	Market value of affiliates at 12/31/05 (000)
ZiLOG, Inc. (6)	879,000	-	-	879,000	-	$2,145
ZiLOG, Inc. - MOD III Inc., units (6) (7)	1,447	-	-	1,447	-	-
Clarent Hospital Corp. (6) (7)	331,291	-	-	331,291	-	166
Beverly Hills Bancorp Inc. (8)	1,601,967	-	718,167	883,800	$523	-
NTELOS Inc. (8)	1,623,569	-	1,623,569	-	-	-
NTELOS Inc. 9.39% 2012 (2) (8)	-	$9,500,000	-	$9,500,000	677	-
NTELOS Holding Corp. 12.90% 2013 (1) (2) (8) (9)	-	$1,000,000	-	$1,000,000	27	-
					$1,227	$2,311

The following footnotes to the summary investment portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single item.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $5,137,294,000, which represented 22.36% of the net assets of the fund.
(2) Coupon rate may change periodically.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(5) Index-linked bond whose principal amount moves with a government retail price index.
(6) Security did not produce income during the last 12 months.
(7) Valued under fair value procedures adopted by authority of the board of directors.
(8) Unaffiliated issuer at 12/31/2005.
(9) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at December 31, 2005	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $23,109,565)	$23,323,248
Affiliated issuers (cost: $17,462)	2,311	$23,325,559
Cash		48,893
Receivables for:
Sales of investments	4,840
Sales of fund's shares	67,108
Open forward currency contracts	4,878
Closed forward currency contracts	2,740
Dividends and interest	266,071	345,637
		23,720,089
Liabilities:
Payables for:
Purchases of investments	511,105
Repurchases of fund's shares	215,627
Open forward currency contracts	1,877
Closed forward currency contracts	1,463
Investment advisory services	4,407
Services provided by affiliates	8,809
Deferred directors' compensation	383
Other fees and expenses	795	744,466
Net assets at December 31, 2005		$22,975,623

Net assets consist of:
Capital paid in on shares of capital stock		$23,238,530
Undistributed net investment income		13,350
Accumulated net realized loss		(477,091)
Net unrealized appreciation		200,834
Net assets at December 31, 2005		$22,975,623

Total authorized capital stock - 2,500,000 shares, $.001 par value (1,737,335 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share(1)

Class A	$17,737,821	1,341,270	$13.22
Class B	1,415,200	107,013	13.22
Class C	1,428,965	108,054	13.22
Class F	802,612	60,691	13.22
Class 529-A	273,364	20,671	13.22
Class 529-B	57,877	4,376	13.22
Class 529-C	120,777	9,133	13.22
Class 529-E	15,347	1,160	13.22
Class 529-F	7,310	553	13.22
Class R-1	17,635	1,333	13.22
Class R-2	351,636	26,590	13.22
Class R-3	361,447	27,331	13.22
Class R-4	181,490	13,724	13.22
Class R-5	204,142	15,436	13.22
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $13.74 each.

See Notes to Financial Statements

Statement of operations
for the year ended December 31, 2005	(dollars in thousands	)

Investment income:
Income:
Interest (net of non-U.S. withholding
tax of $814; also includes $704 from affiliates)	$1,106,786
Dividends (includes
$523 from affiliates)	17,734	$1,124,520

Fees and expenses:(1)
Investment advisory services	53,137
Distribution services	76,616
Transfer agent services	21,808
Administrative services	7,504
Reports to shareholders	1,028
Registration statement and prospectus	1,159
Postage, stationery and supplies	2,396
Directors' compensation	149
Auditing and legal	132
Custodian	890
State and local taxes	172
Other	13
Total fees and expenses before reimbursements/waivers	165,004
Less reimbursement/waiver of fees and expenses:
Investment advisory services	4,703
Administrative services	932
Total fees and expenses after reimbursements/waivers		159,369
Net investment income		965,151

Net realized gain and change in unrealized appreciation
on investments and non-U.S. currency:
Net realized gain on:
Investments (including $24,025 net gain from affiliates)	158,285
Non-U.S. currency transactions	35,200	193,485
Net change in unrealized appreciation on:
Investments	(759,742)
Non-U.S. currency translations	5,769	(753,973)
Net realized gain and change in unrealized appreciation on investments and non-U.S. currency		(560,488)
Net increase in net assets resulting from operations		$404,663

(1) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets	(dollars in thousands	)

	Year ended December 31
	2005	2004
Operations:
Net investment income	$965,151	$800,046
Net realized gain on investments and non-U.S. currency transactions	193,485	191,769
Net change in unrealized (depreciation) appreciation
on investments and non-U.S. currency translations	(753,973)	32,889
Net increase in net assets resulting from operations	404,663	1,024,704

Dividends paid to shareholders from net investment income	(1,081,144)	(822,839)

Capital share transactions	3,822,696	2,677,089

Total increase in net assets	3,146,215	2,878,954

Net assets:
Beginning of year	19,829,408	16,950,454
End of year (including undistributed
net investment income: $13,350 and $24,684, respectively)	$22,975,623	$19,829,408

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization - The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net change in unrealized appreciation or depreciation on investments. The realized gain or loss and change in unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. withholding taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. For the year ended December 31, 2005, there were no non-U.S. taxes recorded based on realized and unrealized gains.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of December 31, 2005, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $23,181,297,000.

During the year ended December 31, 2005, the fund reclassified $104,674,000 from undistributed net realized gains to undistributed net investment income and reclassified $15,000 from undistributed net investment income to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and non-U.S. currency gains	$28,638
Short-term and long-term capital loss deferrals	(432,969)
Gross unrealized appreciation on investment securities	519,237
Gross unrealized depreciation on investment securities	(374,975)
Net unrealized appreciation on investment securities	144,262

Short-term capital loss deferrals above include capital loss carryforwards of $183,032,000 and $243,982,000 expiring in 2010 and 2011, respectively. These numbers reflect the utilization of a capital loss carryforward of $87,767,000. The remaining capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Short-term and long-term capital loss deferrals above include capital losses of $5,955,000 that were realized during the period November 1, 2005, through December 31, 2005. During the year ended December 31, 2005, the fund realized, on a tax basis, a net capital gain of $81,812,000 before the deferral of capital losses of $5,955,000.

Ordinary income distributions paid to shareholders from net investment income and non-U.S. currency gains were as follows (dollars in thousands):

	Year ended December 31
Share class	2005	2004
Class A	$867,764	$683,482
Class B	61,634	51,745
Class C	55,743	37,239
Class F	33,288	17,193
Class 529-A	11,711	6,705
Class 529-B	2,278	1,568
Class 529-C	4,413	2,641
Class 529-E	618	375
Class 529-F	295	135
Class R-1	629	297
Class R-2	13,142	6,883
Class R-3	14,060	6,674
Class R-4	7,048	2,053
Class R-5	8,521	5,849
Total	$1,081,144	$822,839

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.12% on such assets in excess of $20 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. CRMC is currently waiving a portion of investment advisory services fees. At the beginning of the period, CRMC waived 5% of these fees and increased the waiver to 10% on April 1, 2005. During the year ended December 31, 2005, total investment advisory services fees waived by CRMC were $4,703,000. As a result, the fee shown on the accompanying financial statements of $53,137,000, which was equivalent to an annualized rate of 0.247%, was reduced to $48,434,000, or 0.225% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2005, unreimbursed expenses subject to reimbursement totaled $7,865,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended December 31, 2005, the total administrative services fees paid by CRMC were $8,000, $923,000 and $1,000 for Class R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the year ended December 31, 2005, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$42,166	$20,246	Not applicable	Not applicable	Not applicable
Class B	13,994	1,562	Not applicable	Not applicable	Not applicable
Class C	12,684	Included in administrative services	$1,823	$394	Not applicable
Class F	1,586		708	174	Not applicable
Class 529-A	411		264	52	$227
Class 529-B	533		63	30	54
Class 529-C	1,021		120	46	103
Class 529-E	64		15	3	13
Class 529-F	4		6	1	5
Class R-1	142		20	15	Not applicable
Class R-2	2,227		446	1,720	Not applicable
Class R-3	1,454		436	393	Not applicable
Class R-4	330		201	14	Not applicable
Class R-5	Not applicable		153	5	Not applicable
Total	$76,616	$21,808	$4,255	$2,847	$402

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $149,000, shown on the accompanying financial statements, includes $109,000 in current fees (either paid in cash or deferred) and a net increase of $40,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends		Repurchases(1)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2005
Class A	$4,739,784	353,095	$753,982	56,328	$(3,046,419)	(227,453)	$2,447,347	181,970
Class B	210,741	15,691	51,049	3,814	(196,388)	(14,642)	65,402	4,863
Class C	539,360	40,179	46,353	3,465	(239,621)	(17,876)	346,092	25,768
Class F	439,809	32,789	26,293	1,966	(129,966)	(9,713)	336,136	25,042
Class 529-A	99,048	7,386	11,692	874	(17,655)	(1,317)	93,085	6,943
Class 529-B	11,021	821	2,274	170	(3,178)	(237)	10,117	754
Class 529-C	43,687	3,257	4,404	330	(10,279)	(767)	37,812	2,820
Class 529-E	5,516	411	616	46	(1,102)	(82)	5,030	375
Class 529-F	3,351	250	295	22	(383)	(28)	3,263	244
Class R-1	10,761	802	627	46	(3,762)	(281)	7,626	567
Class R-2	185,712	13,833	13,048	976	(75,678)	(5,646)	123,082	9,163
Class R-3	211,778	15,775	14,002	1,047	(68,049)	(5,080)	157,731	11,742
Class R-4	130,864	9,741	7,037	526	(29,203)	(2,180)	108,698	8,087
Class R-5	121,222	9,076	5,937	444	(45,884)	(3,422)	81,275	6,098
Total net increase
(decrease)	$6,752,654	503,106	$937,609	70,054	$(3,867,567)	(288,724)	$3,822,696	284,436

Year ended December 31, 2004
Class A	$4,113,288	304,709	$585,100	43,375	$(3,028,423)	(224,803)	$1,669,965	123,281
Class B	290,080	21,493	42,293	3,135	(226,378)	(16,819)	105,995	7,809
Class C	452,065	33,472	30,241	2,242	(218,016)	(16,201)	264,290	19,513
Class F	276,299	20,471	13,677	1,014	(100,016)	(7,438)	189,960	14,047
Class 529-A	81,558	6,041	6,689	496	(12,466)	(925)	75,781	5,612
Class 529-B	15,159	1,123	1,564	116	(3,056)	(228)	13,667	1,011
Class 529-C	34,537	2,558	2,635	195	(8,033)	(597)	29,139	2,156
Class 529-E	3,881	287	374	28	(721)	(54)	3,534	261
Class 529-F	2,019	150	135	10	(119)	(9)	2,035	151
Class R-1	7,762	575	295	22	(2,382)	(176)	5,675	421
Class R-2	163,885	12,152	6,838	507	(46,485)	(3,445)	124,238	9,214
Class R-3	149,741	11,099	6,643	493	(41,099)	(3,048)	115,285	8,544
Class R-4	70,820	5,252	2,044	151	(15,251)	(1,131)	57,613	4,272
Class R-5	39,652	2,956	3,979	295	(23,719)	(1,764)	19,912	1,487
Total net increase
(decrease)	$5,700,746	422,338	$702,507	52,079	$(3,726,164)	(276,638)	$2,677,089	197,779

6. Forward currency contracts

As of December 31, 2005, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows (dollars in thousands):

	Contract amount		U.S. valuations at December 31, 2005
				Unrealized
Non-U.S. currency contracts	Non-U.S.	U.S.	Amount	appreciation

Sales:
Euros
expiring 1/5 to 5/10/2006	€294,054	$349,902	$348,483	$1,419
Japanese yen
expiring 1/23 to 3/27/2006	¥20,931,712	179,834	178,626	1,208
Swedish kronor
expiring 1/23/2006	SKr403,644	51,564	50,857	707
British pounds
expiring 2/23/2006	£29,507	50,642	50,712	(70)
Danish kroner
expiring 3/9/2006	DKr249,912	39,511	39,774	(263)

Forward currency contracts - net		$671,453	$668,452	$3,001

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $13,512,747,000 and $10,120,696,000, respectively, during the year ended December 31, 2005.

Financial highlights	(1)

			Income from investment operations(2)

		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions	)		Ratio of expenses to average net assets before reimbursements / waivers		Ratio of expenses to average net assets after reimbursements / waivers	(4)	Ratio of net income to average net assets
Class A:
Year ended 12/31/2005		$13.65	$.62	$(.36)	$.26	$(.69)	$13.22	1.94%	$17,738			.65%		.62%		4.60%
Year ended 12/31/2004		13.51	.61	.16	.77	(.63)	13.65	5.85	15,822			.65		.65		4.54
Year ended 12/31/2003		12.70	.68	.84	1.52	(.71)	13.51	12.22	13,991			.67		.67		5.15
Year ended 12/31/2002		12.79	.82	(.08)	.74	(.83)	12.70	6.11	12,600			.71		.71		6.59
Year ended 12/31/2001		12.79	.93	(.03)	.90	(.90)	12.79	7.15	11,223			.71		.71		7.17
Class B:
Year ended 12/31/2005		13.65	.52	(.36)	.16	(.59)	13.22	1.19	1,415			1.38		1.36		3.87
Year ended 12/31/2004		13.51	.51	.16	.67	(.53)	13.65	5.07	1,394			1.39		1.38		3.80
Year ended 12/31/2003		12.70	.58	.84	1.42	(.61)	13.51	11.38	1,274			1.41		1.41		4.37
Year ended 12/31/2002		12.79	.72	(.08)	.64	(.73)	12.70	5.28	939			1.47		1.47		5.77
Year ended 12/31/2001		12.79	.83	(.03)	.80	(.80)	12.79	6.37	471			1.45		1.45		6.30
Class C:
Year ended 12/31/2005		13.65	.51	(.36)	.15	(.58)	13.22	1.12	1,429			1.44		1.42		3.81
Year ended 12/31/2004		13.51	.50	.16	.66	(.52)	13.65	4.99	1,123			1.46		1.45		3.71
Year ended 12/31/2003		12.70	.57	.84	1.41	(.60)	13.51	11.29	848			1.49		1.49		4.26
Year ended 12/31/2002		12.79	.71	(.08)	.63	(.72)	12.70	5.20	554			1.55		1.55		5.66
Period from 3/15/2001 to 12/31/2001		13.05	.63	(.27)	.36	(.62)	12.79	2.83	188			1.57	(5)	1.57	(5)	6.25	(5)
Class F:
Year ended 12/31/2005		13.65	.62	(.36)	.26	(.69)	13.22	1.92	803			.65		.63		4.60
Year ended 12/31/2004		13.51	.60	.16	.76	(.62)	13.65	5.80	487			.70		.69		4.46
Year ended 12/31/2003		12.70	.67	.84	1.51	(.70)	13.51	12.15	292			.72		.72		5.02
Year ended 12/31/2002		12.79	.81	(.08)	.73	(.82)	12.70	6.04	180			.77		.77		6.44
Period from 3/15/2001 to 12/31/2001		13.05	.70	(.27)	.43	(.69)	12.79	3.35	76			.79	(5)	.79	(5)	7.03	(5)
Class 529-A:
Year ended 12/31/2005		13.65	.61	(.36)	.25	(.68)	13.22	1.88	273			.69		.67		4.57
Year ended 12/31/2004		13.51	.60	.16	.76	(.62)	13.65	5.80	187			.70		.70		4.48
Year ended 12/31/2003		12.70	.67	.84	1.51	(.70)	13.51	12.21	110			.68		.68		5.05
Period from 2/15/2002 to 12/31/2002		12.76	.69	(.04)	.65	(.71)	12.70	5.33	50			.75	(5)	.75	(5)	6.46	(5)
Class 529-B:
Year ended 12/31/2005		13.65	.50	(.36)	.14	(.57)	13.22	1.02	58			1.54		1.52		3.71
Year ended 12/31/2004		13.51	.48	.16	.64	(.50)	13.65	4.86	49			1.59		1.58		3.60
Year ended 12/31/2003		12.70	.55	.84	1.39	(.58)	13.51	11.18	35			1.61		1.61		4.13
Period from 2/15/2002 to 12/31/2002		12.76	.60	(.04)	.56	(.62)	12.70	4.55	17			1.64	(5)	1.64	(5)	5.57	(5)
Class 529-C:
Year ended 12/31/2005		13.65	.50	(.36)	.14	(.57)	13.22	1.03	121			1.53		1.51		3.74
Year ended 12/31/2004		13.51	.48	.16	.64	(.50)	13.65	4.88	86			1.57		1.57		3.61
Year ended 12/31/2003		12.70	.55	.84	1.39	(.58)	13.51	11.19	56			1.59		1.59		4.15
Period from 2/19/2002 to 12/31/2002		12.73	.60	(.02)	.58	(.61)	12.70	4.75	28			1.63	(5)	1.63	(5)	5.58	(5)
Class 529-E:
Year ended 12/31/2005		13.65	.57	(.36)	.21	(.64)	13.22	1.56	15			1.01		.99		4.25
Year ended 12/31/2004		13.51	.55	.16	.71	(.57)	13.65	5.43	11			1.05		1.05		4.13
Year ended 12/31/2003		12.70	.62	.84	1.46	(.65)	13.51	11.77	7			1.06		1.06		4.68
Period from 3/7/2002 to 12/31/2002		12.70	.61	.02	.63	(.63)	12.70	5.14	3			1.13	(5)	1.13	(5)	6.06	(5)
Class 529-F:
Year ended 12/31/2005		13.65	.62	(.36)	.26	(.69)	13.22	1.98	7			.58		.56		4.69
Year ended 12/31/2004		13.51	.59	.16	.75	(.61)	13.65	5.69	4			.80		.80		4.36
Year ended 12/31/2003		12.70	.64	.84	1.48	(.67)	13.51	11.96	2			.82		.82		4.72
Period from 9/26/2002 to 12/31/2002		12.31	.19	.40	.59	(.20)	12.70	4.81	-		(6)	.30		.30		1.51
Class R-1:
Year ended 12/31/2005		$13.65	$.51	$(.36)	$.15	$(.58)	$13.22	1.11%	$18			1.51%		1.43%		3.82%
Year ended 12/31/2004		13.51	.50	.16	.66	(.52)	13.65	4.98	11			1.55		1.47		3.70
Year ended 12/31/2003		12.70	.57	.84	1.41	(.60)	13.51	11.29	5			1.65		1.49		4.13
Period from 6/11/2002 to 12/31/2002		12.65	.38	.06	.44	(.39)	12.70	3.59	1			2.53	(5)	1.52	(5)	5.55	(5)
Class R-2:
Year ended 12/31/2005		13.65	.51	(.36)	.15	(.58)	13.22	1.14	352			1.74		1.41		3.84
Year ended 12/31/2004		13.51	.50	.16	.66	(.52)	13.65	5.02	238			1.85		1.43		3.73
Year ended 12/31/2003		12.70	.57	.84	1.41	(.60)	13.51	11.33	111			1.94		1.46		4.20
Period from 5/31/2002 to 12/31/2002		12.72	.40	(.01)	.39	(.41)	12.70	3.23	21			1.67	(5)	1.48	(5)	5.56	(5)
Class R-3:
Year ended 12/31/2005		13.65	.56	(.36)	.20	(.63)	13.22	1.53	361			1.05		1.02		4.23
Year ended 12/31/2004		13.51	.55	.16	.71	(.57)	13.65	5.42	213			1.06		1.05		4.12
Year ended 12/31/2003		12.70	.62	.84	1.46	(.65)	13.51	11.76	95			1.12		1.07		4.59
Period from 6/4/2002 to 12/31/2002		12.73	.42	(.02)	.40	(.43)	12.70	3.31	18			1.20	(5)	1.10	(5)	5.95	(5)
Class R-4:
Year ended 12/31/2005		13.65	.61	(.36)	.25	(.68)	13.22	1.91	182			.67		.65		4.61
Year ended 12/31/2004		13.51	.60	.16	.76	(.62)	13.65	5.81	77			.68		.68		4.48
Year ended 12/31/2003		12.70	.67	.84	1.51	(.70)	13.51	12.15	18			.72		.72		5.05
Period from 5/20/2002 to 12/31/2002		12.67	.47	.04	.51	(.48)	12.70	4.21	11			.77	(5)	.74	(5)	6.20	(5)
Class R-5:
Year ended 12/31/2005		13.65	.66	(.36)	.30	(.73)	13.22	2.21	204			.37		.35		4.91
Year ended 12/31/2004		13.51	.65	.16	.81	(.67)	13.65	6.14	127			.37		.37		4.81
Year ended 12/31/2003		12.70	.71	.84	1.55	(.74)	13.51	12.52	106			.40		.40		5.39
Period from 5/15/2002 to 12/31/2002		12.66	.52	.05	.57	(.53)	12.70	4.66	78			.42	(5)	.42	(5)	6.75	(5)

	Year ended December 31
	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	50%	45%	60%	50%	64%
(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown,
CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Annualized.
(6) Amount less than $1 million.

See Notes to Financial Statements

Report of independent registered public accounting firm

To the Shareholders and Board of Directors of The Bond Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America, Inc. (the “Fund”), including the summary investment portfolio, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Costa Mesa, California
February 14, 2006

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2005:

	1 year	5 years	Life of class
Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	-3.66%	+5.49%	+5.63%
Not reflecting CDSC	+1.19%	+5.81%	+5.76%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+0.15%	—	+5.25%
Not reflecting CDSC	+1.12%	—	+5.25%

Class F shares[1]— first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+1.92%	—	+6.05%

Class 529-A shares[2]— first sold 2/15/02
Reflecting 3.75% maximum sales charge	-1.93%	—	+5.40%
Not reflecting maximum sales charge	+1.88%	—	+6.45%

Class 529-B shares[2]— first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	-3.82%	—	+4.85%
Not reflecting CDSC	+1.02%	—	+5.52%

Class 529-C shares[2]— first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+0.07%	—	+5.59%
Not reflecting CDSC	+1.03%	—	+5.59%

Class 529-E shares[1,2]— first sold 3/7/02	+1.56%	—	+6.20%

Class 529-F shares[1,2]— first sold 9/26/02
Not reflecting annual asset-based fee charged
by sponsoring firm	+1.98%	—	+7.46%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 24 for details.

1 These shares are sold without any initial or contingent deferred sales charge.
2 Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

There are several ways to invest in The Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.74 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.80 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.01 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Expense example            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005, through December 31, 2005).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7/1/2005	Ending account value 12/31/2005	Expenses paid during period[1]	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,006.17	$3.08	.61%
Class A -- assumed 5% return	1,000.00	1,022.13	3.11	.61
Class B -- actual return	1,000.00	1,002.43	6.76	1.34
Class B -- assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class C -- actual return	1,000.00	1,002.13	7.01	1.39
Class C -- assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class F -- actual return	1,000.00	1,006.24	2.98	.59
Class F -- assumed 5% return	1,000.00	1,022.23	3.01	.59
Class 529-A -- actual return	1,000.00	1,006.04	3.19	.63
Class 529-A -- assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 529-B -- actual return	1,000.00	1,001.73	7.47	1.48
Class 529-B -- assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class 529-C -- actual return	1,000.00	1,001.79	7.37	1.46
Class 529-C -- assumed 5% return	1,000.00	1,017.85	7.43	1.46
Class 529-E -- actual return	1,000.00	1,004.43	4.80	.95
Class 529-E -- assumed 5% return	1,000.00	1,020.42	4.84	.95
Class 529-F -- actual return	1,000.00	1,006.95	2.28	.45
Class 529-F -- assumed 5% return	1,000.00	1,022.94	2.29	.45
Class R-1 -- actual return	1,000.00	1,002.05	7.17	1.42
Class R-1 -- assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class R-2 -- actual return	1,000.00	1,002.17	7.07	1.40
Class R-2 -- assumed 5% return	1,000.00	1,018.15	7.12	1.40
Class R-3 -- actual return	1,000.00	1,004.10	5.15	1.02
Class R-3 -- assumed 5% return	1,000.00	1,020.06	5.19	1.02
Class R-4 -- actual return	1,000.00	1,005.99	3.24	.64
Class R-4 -- assumed 5% return	1,000.00	1,021.98	3.26	.64
Class R-5 -- actual return	1,000.00	1,007.56	1.72	.34
Class R-5 -- assumed 5% return	1,000.00	1,023.49	1.73	.34

[1] Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

Tax information         unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund’s fiscal year ended December 31, 2005.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. The fund designates $9,381,000 of the dividends paid by the fund as qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. The fund designates $8,870,000 of dividends received as qualified dividend income.

For state tax purposes, certain states may exempt from income taxation that portion of the income dividends paid by the fund that were derived from direct U.S. government obligations. The fund designates $90,381,000 as interest derived on direct U.S. government obligations.

Individual shareholders should refer to their Form 1099-DIV or other tax information, which was mailed in January 2006, to determine the calendar year amounts to be included on their 2005 tax returns. Shareholders should consult their tax advisers.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through October 31, 2006. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is comprised of all of the fund’s independent board members. The information, material factors and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed — During the course of each year, board members review a wide variety of materials relating to the services provided by CRMC, including reports on the fund’s investment results, portfolio composition, portfolio trading practices, shareholder services and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process — The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with counsel at which no representatives of CRMC were present. In deciding to recommend approval of the agreement, the committee did not identify any single or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources — The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board also considered the benefits to fund shareholders from investing in a fund that is part of a large family of funds offering a variety of investment objectives.

Other services — The board and the committee considered CRMC’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep the board members informed; and its attention to matters that may involve potential conflicts of interest with the fund. The board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the information technology, legal, and fund accounting and treasury functions.

3. Investment results

The board and the committee considered the investment results of the fund in light of its objective of maximizing current income and preserving capital by investing primarily in bonds. They reviewed the fund’s absolute investment results, and compared the fund’s total returns with the total returns of the Lipper A Rated Bond Funds Index (the Lipper category that includes the fund), the averages of the funds included in the index as of July 31, 2005, the Lipper BBB Rated Fund Index, and the Lehman Aggregate Bond Index. The board and the committee noted that although the fund’s investment results lagged all of these comparative measures for the seven months ended July 31, 2005, the fund’s investment results exceeded all the comparative measures for 2004 and for the three-, five- and 10-year periods ended July 31, 2005.

4. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expenses of the fund (each as a percentage of average net assets) with the median fee and expense levels of all other funds in the Lipper A Rated Bond Funds Index. The board and the committee observed that the fund’s advisory fee was among the lowest of all 30 funds in that comparison group for the fiscal year ended December 31, 2004, and had been below the median of the other funds included in the index for the entire 10-year period ended on that date. They also observed that its total expenses were below the median for such other funds for the fiscal year ended December 31, 2004 and had been below the median for most of the 10-year period ended on that date. The board and the committee also noted the 5% advisory fee waiver that CRMC put into effect September 1, 2004, which was increased to 10% on April 1, 2005.

The board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by the American Funds, these differences reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The committee also received information during the past year regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoint discounts in the fund’s advisory fee structure reduced the level of fees charged by CRMC to the fund as fund assets increase. They also considered the impact of the current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders, that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund, that each of the factors discussed above supported approval of the agreement, and that approval of the agreement was in the best interests of the fund and its shareholders.

Board of directors and other officers

"Non-interested” directors

	Year first
	elected
	a director
Name and age	of the fund[1]	Principal occupation(s) during past five years

Ambassador
Richard G. Capen, Jr., 71	1999	Corporate director and author; former U.S. Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc. (communications company); former Chairman and Publisher, The Miami Herald

H. Frederick Christie, 72	1974	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

Diane C. Creel, 57	1994	Chairman of the Board, President and CEO, Ecovation, Inc. (organic waste management); former President and CEO, The Earth Technology Corporation (international consulting engineering)

Martin Fenton, 70	1989	Chairman of the Board and CEO, Senior Resource
Chairman of the Board (Independent and Non-Executive)		Group LLC (development and management of senior living communities)

Leonard R. Fuller, 59	1994	President and CEO, Fuller Consulting (financial management consulting firm)

R. Clark Hooper, 59	2005	President, Dumbarton Group LLC (consulting); former Executive Vice President — Policy and Oversight, NASD

Richard G. Newman, 71	1991	Chairman of the Board, AECOM Technology Corporation (engineering, consulting and professional technical services)

Frank M. Sanchez, 62	1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)

“Non-interested” directors

	Number of
	portfolios
	within fund
	complex[2]
	overseen by
Name and age	director	Other directorships[3] held by director

Ambassador
Richard G. Capen, Jr., 71	14	Carnival Corporation

H. Frederick Christie, 72	19	Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Diane C. Creel, 57	12	Allegheny Technologies; BF Goodrich; Foster Wheeler Ltd.

Martin Fenton, 70	16	None
Chairman of the Board (Independent and Non-Executive)

Leonard R. Fuller, 59	14	None

R. Clark Hooper, 59	15	None

Richard G. Newman, 71	13	Sempra Energy; Southwest Water Company

Frank M. Sanchez, 62	12	None

“Interested” directors[4]

	Year first
	elected a
	director or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the principal
position with fund	the fund[1]	underwriter of the fund

Paul G. Haaga, Jr., 57	1985	Executive Vice President and Director, Capital
Vice Chairman of the Board		Research and Management Company; Director, The Capital Group Companies, Inc.[5]

Abner D. Goldstine, 76	1974	Senior Vice President and Director, Capital Research
President		and Management Company

Don R. Conlan, 70	1996	President (retired), The Capital Group Companies, Inc.[5]

“Interested” directors[4]

	Number of
	portfolios
	in fund
	complex[2]
Name, age and	overseen by
position with fund	director	Other directorships[3] held by director

Paul G. Haaga, Jr., 57	16	None
Vice Chairman of the Board

Abner D. Goldstine, 76	12	None
President

Don R. Conlan, 70	5	None

The statement of additional information includes additional information about fund directors and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all directors and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund Secretary.

1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each director as a director of a public company or a registered investment company.
4 “Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
5 Company affiliated with Capital Research and Management Company.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or
position with fund	of the fund[1]	the principal underwriter of the fund

David C. Barclay, 49	1997	Senior Vice President, Capital Research and
Senior Vice President		Management Company; Director, The Capital Group Companies, Inc.[5]

Mark R. Macdonald, 46	2001	Senior Vice President and Director, Capital Research
Senior Vice President		and Management Company

John H. Smet, 49	1994	Senior Vice President, Capital Research and
Senior Vice President		Management Company; Director, American Funds Distributors, Inc.[5]

Kristine M. Nishiyama, 35	2003	Vice President and Counsel — Fund Business
Vice President		Management Group, Capital Research and Management Company; Vice President and Counsel, Capital Bank and Trust Company[5]

Kimberly S. Verdick, 41	1994	Assistant Vice President — Fund Business
Secretary		Management Group, Capital Research and Management Company

Susi M. Silverman, 35	2001	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Sharon G. Moseley, 38	2003	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete December 31, 2005, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[Logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have sought to provide consistently superior long-term investment results for American Funds shareholders. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed more than 45 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

• Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
> The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
Emphasis on tax-free current income through municipal bonds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds    Capital Research and Management     Capital International     Capital Guardian     Capital Bank and Trust

Lit. No. MPGEAR-908-0206P

Litho in USA BG/HN/8053-S4700

Printed on recycled paper
ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 - Audit Committee Financial Expert

The Registrant’s Board has determined that Leonard R. Fuller, a member of the Registrant’s Audit Committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2004	$85,000
2005	$91,000
b) Audit-Related Fees:
2004	$12,000
2005	$7,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2004	$6,000
2005	$6,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.
d) All Other Fees:
2004	none
2005	none

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Not Applicable
b) Audit-Related Fees:
2004	$323,000
2005	$355,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agency and investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2004	none
2005	none
d) All Other Fees:
2004	none
2005	$36,000
The other fees consist of consulting services related to the registrant’s compliance program.

The Registrant’s Audit Committee will pre-approve all audit and permissible non-audit services that the Committee considers compatible with maintaining the auditors’ independence. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The Committee will not delegate its responsibility to pre-approve these services to the investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser, and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $1,130,000 for fiscal year 2004 and $924,000 for fiscal year 2005. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[Logo - American Funds ®]

Bond Fund of AmericaSM
Investment portfolio

December 31, 2005

Bonds & notes — 90.27%	Principal amount (000)		Market value (000)

CORPORATE BONDS & NOTES — 46.19%
FINANCIALS — 16.48%
International Lease Finance Corp., Series P, 3.125% 2007		$2,000	$1,952
International Lease Finance Corp. 3.75% 2007		5,800	5,697
ASIF Global Financing XVIII 3.85% 2007[1]		5,785	5,676
ASIF Global Financing XXVIII 4.301% 2007[1,2]		2,000	2,001
International Lease Finance Corp. 4.35% 2008		21,000	20,628
International Lease Finance Corp. 4.50% 2008		25,500	25,221
AIG SunAmerica Global Financing VII 5.85% 2008[1]		24,250	24,775
International Lease Finance Corp. 3.50% 2009		16,000	15,241
International Lease Finance Corp., Series O, 4.55% 2009		21,955	21,697
International Lease Finance Corp. 4.75% 2009		25,000	24,595
International Lease Finance Corp. 5.00% 2010		23,700	23,596
International Lease Finance Corp. 5.125% 2010		25,000	24,920
International Lease Finance Corp. 5.00% 2012		13,500	13,301
American International Group, Inc. 4.25% 2013		5,555	5,292
ASIF Global Financing XIX 4.90% 2013[1]		2,000	1,993
International Lease Finance Corp. 5.875% 2013		5,000	5,182
American International Group 5.05% 2015[1]		16,435	16,160
American General Finance Corp., Series I, 5.40% 2015		20,000	19,974
ILFC E-Capital Trust I 5.90% 2065[1,2]		18,000	18,090
ILFC E-Capital Trust II 6.25% 2065[1,2]		2,325	2,364
Household Finance Corp. 5.75% 2007		10,000	10,085
Household Finance Corp. 7.875% 2007		32,000	33,041
Household Finance Corp. 4.125% 2008		1,000	977
Household Finance Corp. 6.40% 2008		10,000	10,322
Household Finance Corp. 4.125% 2009		25,000	24,158
HSBC Finance Corp. 4.625% 2010		11,500	11,275
Household Finance Corp. 6.375% 2011		7,250	7,673
Household Finance Corp. 6.75% 2011		23,750	25,517
HSBC Finance Corp. 4.518% 2012[2]		15,000	15,029
HSBC Finance Corp. 4.841% 2012[2]		20,000	20,034
HSBC Holdings PLC 5.25% 2012		10,000	10,049
HSBC Bank USA 4.625% 2014[1]		4,000	3,847
HSBC Finance Corp. 5.00% 2015		31,730	30,912
HSBC Finance Capital Trust IX 5.911% 2035[2]		18,000	18,187
Midland Bank 5.00% Eurodollar note (undated)[2]		15,000	12,750
CIT Group Inc. 4.125% 2006		25,000	24,990
CIT Group Inc. 3.65% 2007		25,720	25,154
CIT Group Inc. 5.75% 2007		20,500	20,794
CIT Group Inc. 7.375% 2007		12,500	12,868
CIT Group Inc. 4.00% 2008		14,000	13,703
CIT Group Inc. 3.375% 2009		5,000	4,761
CIT Group Inc. 6.875% 2009		31,000	32,910
CIT Group Inc. 4.25% 2010		30,000	29,216
CIT Group Inc. 7.75% 2012		26,875	30,518
J.P. Morgan Chase & Co. 5.35% 2007		3,285	3,299
J.P. Morgan Chase & Co. 4.00% 2008		12,500	12,297
BANK ONE, Texas, NA 6.25% 2008		7,250	7,440
J.P. Morgan Chase & Co. 6.75% 2011		15,000	16,083
J.P. Morgan Chase & Co. 6.625% 2012		14,165	15,284
J.P. Morgan Chase & Co. 5.75% 2013		16,000	16,524
J.P. Morgan Chase & Co. 4.75% 2015		7,500	7,263
J.P. Morgan Chase & Co. 4.891% 2015		55,000	54,454
Bank One Corp. 4.90% 2015		9,000	8,758
J.P. Morgan Chase & Co. 5.15% 2015		24,190	23,892
Chase Capital II, Global Floating Rate Capital Securities, Series B, 4.75% 2027[2]		20,000	18,947
USA Education, Inc. 5.625% 2007		45,150	45,434
SLM Corp., Series A, 3.95% 2008		17,500	17,084
SLM Corp., Series A, 4.00% 2010		5,500	5,294
SLM Corp., Series A, 4.50% 2010		65,000	63,701
SLM Corp., Series A, 5.125% 2012		5,000	5,014
SLM Corp., Series A, 5.375% 2013		5,450	5,534
SLM Corp., Series A, 5.375% 2014		10,000	10,117
HBOS Treasury Services PLC 3.75% 2008[1]		2,000	1,948
HBOS PLC, Series B, 5.92% (undated)[1,2]		105,200	106,370
HBOS PLC 6.413% (undated)[1]		10,000	10,150
Bank of Scotland 7.00% (undated)[1,2]		25,000	25,800
Washington Mutual, Inc. 7.50% 2006		12,000	12,184
Washington Mutual, Inc. 5.625% 2007		11,000	11,063
Washington Mutual, Inc. 4.375% 2008		16,735	16,543
Washington Mutual, Inc. 4.20% 2010		12,500	12,114
Washington Mutual, Inc. 4.45% 2010[2]		31,000	31,064
Washington Mutual Bank, FA 6.875% 2011		10,000	10,815
Washington Mutual, Inc. 5.00% 2012		14,000	13,852
Washington Mutual, Inc. 5.25% 2017		15,000	14,597
Providian Financial Corp., Series A, 9.525% 2027[1]		16,750	18,158
Prudential Financial, Inc. 4.104% 2006		10,000	9,936
Prudential Insurance Co. of America 6.375% 2006[1]		4,000	4,033
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[1]		7,500	7,293
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[1]		2,500	2,466
PRICOA Global Funding I 4.20% 2010[1]		17,000	16,518
Prudential Financial, Inc., Series B, 4.75% 2014		4,000	3,915
Prudential Financial, Inc., Series B, 5.10% 2014		1,000	997
Prudential Holdings, LLC, Series C, 8.695% 2023[1,3]		57,035	72,468
Resona Bank, Ltd. 3.75% 2015[2]		€9,740	11,555
Resona Bank, Ltd. 5.85% (undated)[1,2]		$44,375	44,272
Sumitomo Mitsui Banking Corp. 4.375% 2014[2]		€6,670	8,134
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]		$90,625	90,454
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]		74,250	77,284
Société Générale 7.85% (undated)[1,2]		17,705	18,285
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[1]		57,950	56,153
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[1]		26,600	26,326
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017		£3,470	6,155
Citigroup Inc. 3.50% 2008		$20,000	19,481
Citigroup Inc. 4.25% 2009		15,000	14,686
Citigroup Inc. 4.125% 2010		26,000	25,283
Citigroup Inc. 5.625% 2012		5,675	5,857
Lazard Group LLC 7.125% 2015		58,990	62,051
XL Capital Finance (Europe) PLC 6.50% 2012		12,455	13,174
XL Capital Ltd. 5.25% 2014		7,315	7,152
Mangrove Bay Pass Through Trust 6.102% 2033[1,2]		31,505	31,368
Twin Reefs Asset Trust (XLFA), Series B, 5.36% (undated)[1,2]		9,200	9,210
Banco Santander Central Hispano, SA 7.625% 2010		4,000	4,434
Abbey National PLC 6.70% (undated)[2]		18,380	19,022
Abbey National PLC 7.35% (undated)[2]		30,500	31,051
Abbey National PLC 7.50% (undated)[2]		£2,975	6,086
BNP Paribas 4.80% 2015[1]		$10,100	9,874
BNP Paribas 5.186% noncumulative (undated)[1,2]		49,160	47,780
Allstate Life Global Funding Trust, Series 2004-2, 4.45% 2007[2]		3,000	3,000
Allstate Financial Global Funding LLC 5.25% 2007[1]		26,500	26,568
Allstate Financial Global Funding LLC 4.25% 2008[1]		7,500	7,376
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009		18,000	17,760
Allstate Life Global Funding 4.25% 2010		2,000	1,948
ReliaStar Financial Corp. 8.00% 2006		23,160	23,676
ING Security Life Institutional Funding 2.70% 2007[1]		4,730	4,598
ReliaStar Financial Corp. 6.50% 2008		6,016	6,255
ING Bank NV 5.50% 2012		€3,750	4,930
ING Groep NV 5.775% (undated)[2]		$16,000	16,246
Price REIT, Inc. 7.50% 2006		2,760	2,818
Kimco Realty Corp., Series C, 3.95% 2008		9,200	9,007
Kimco Realty Corp., Series C, 4.82% 2011		10,000	9,855
Kimco Realty Corp. 6.00% 2012		18,500	19,339
Kimco Realty Corp., Series C, 4.82% 2014		12,000	11,588
Kimco Realty Corp., Series C, 4.904% 2015		3,000	2,894
EOP Operating LP 7.75% 2007		2,000	2,096
EOP Operating LP 6.75% 2008		24,500	25,343
EOP Operating LP 4.65% 2010		17,010	16,498
EOP Operating LP 6.75% 2012		8,250	8,766
EOP Operating LP 7.50% 2029		1,710	1,933
Kazkommerts International BV 7.00% 2009[1]		11,000	11,341
Kazkommerts International BV 7.00% 2009		2,850	2,938
Kazkommerts International BV 8.50% 2013		8,500	9,302
Kazkommerts International BV (CGMD) 7.375% 2014[1,2]		2,250	2,320
Kazkommerts International BV 7.875% 2014[1]		9,200	9,706
Kazkommerts International BV 8.00% 2015[1]		15,500	16,478
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006[1]		11,025	11,031
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[1]		17,500	17,531
AEGON NV 4.625% 2008		€7,750	9,476
Transamerica Corp. 9.375% 2008		$7,500	8,119
Monumental Global Funding II, Series 2004-F, 4.375% 2009[1]		2,000	1,959
AEGON NV 6.125% 2031		£1,600	3,287
MBNA Corp., Series F, 7.50% 2012		$6,200	6,992
MBNA Capital A, Series A, 8.278% 2026		7,500	7,987
MBNA Global Capital Funding, Series B, 5.05% 2027[2]		32,800	32,261
TuranAlem Finance BV 8.00% 2014		9,710	10,123
TuranAlem Finance BV 8.50% 2015[1]		24,100	26,011
TuranAlem Finance BV 8.50% 2015		6,890	7,436
HVB Funding Trust I 8.741% 2031[1]		18,339	24,353
HVB Funding Trust III 9.00% 2031[1]		12,425	16,810
Liberty Mutual Group Inc. 6.50% 2035[1]		42,015	41,123
Royal Bank of Scotland Group PLC 8.375% 2007		£6,500	11,607
Royal Bank of Scotland Group PLC 5.00% 2014		$6,500	6,448
National Westminster Bank PLC 7.75% (undated)[2]		$17,000	$17,765
CNA Financial Corp. 6.75% 2006		3,000	3,041
CNA Financial Corp. 6.60% 2008		3,458	3,580
CNA Financial Corp. 5.85% 2014		13,500	13,620
CNA Financial Corp. 7.25% 2023		18,088	19,977
Developers Diversified Realty Corp. 3.875% 2009		19,500	18,744
Developers Diversified Realty Corp. 5.00% 2010		2,500	2,466
Developers Diversified Realty Corp. 5.50% 2015		17,500	17,333
Countrywide Home Loans, Inc., Series M, 4.125% 2009		20,000	19,281
Countrywide Home Loans, Inc., Series L, 4.00% 2011		20,000	18,840
ACE Ltd. 6.00% 2007		1,000	1,011
ACE INA Holdings Inc. 5.875% 2014		14,500	15,024
ACE INA Holdings Inc. 8.875% 2029		2,450	3,270
ACE Capital Trust II 9.70% 2030		12,423	17,335
Nationwide Life Insurance Co. 5.35% 2007[1]		4,250	4,261
North Front Pass Through Trust 5.81% 2024[1,2]		18,500	18,549
Nationwide Mutual Insurance Co. 7.875% 2033[1]		8,000	9,720
Nationwide Mutual Insurance Co. 6.60% 2034[1]		2,000	2,019
Berkshire Hathaway Finance Corp. 4.125% 2010		25,000	24,316
Berkshire Hathaway Finance Corp. 4.75% 2012		10,000	9,899
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008		34,250	33,681
Bank of America Corp. 3.875% 2008		2,000	1,964
Bank of America Corp. 4.375% 2010		13,000	12,697
Bank of America Corp. 4.50% 2010		9,000	8,853
BankAmerica Corp. 7.125% 2011		1,750	1,934
Bank of America Corp. 4.875% 2012		2,000	1,989
Bank of America Corp. 5.25% 2015		5,000	5,020
Skandinaviska Enskilda Banken AB 4.958% (undated)[1,2]		7,050	6,782
Skandinaviska Enskilda Banken AB 5.471% (undated)[1,2]		12,000	11,898
Skandinaviska Enskilda Banken AB 7.50% (undated)[2]		12,500	13,521
PLD International Finance LLC 4.375% 2011		€4,150	5,056
ProLogis Trust 5.625% 2015[1]		$25,000	25,197
Principal Life Global Funding I 2.80% 2008[1]		11,625	11,087
Principal Life Global Funding I 4.40% 2010[1]		16,600	16,159
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010		2,000	2,018
Hospitality Properties Trust 7.00% 2008		1,000	1,037
Hospitality Properties Trust 6.75% 2013		17,845	19,039
Hospitality Properties Trust 5.125% 2015		7,100	6,806
iStar Financial, Inc. 5.375% 2010		10,675	10,590
iStar Financial, Inc., Series B, 5.125% 2011		1,500	1,463
iStar Financial, Inc. 6.05% 2015		14,285	14,430
Wells Fargo & Co. 3.50% 2008		3,310	3,218
Wells Fargo & Co. 4.125% 2008		23,000	22,666
Bayerische Landesbank, Series F, 2.50% 2006		26,000	25,873
Development Bank of Singapore Ltd. 7.875% 2009[1]		20,000	21,804
Development Bank of Singapore Ltd. 7.125% 2011[1]		3,500	3,822
Simon Property Group, LP 4.875% 2010		12,000	11,856
Simon Property Group, Inc. 5.375% 2011[1]		12,500	12,544
Assurant, Inc. 5.625% 2014		23,500	23,840
Rouse Co. 3.625% 2009		5,200	4,860
Rouse Co. 7.20% 2012		17,700	18,597
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[1]		23,125	23,146
Hartford Financial Services Group, Inc. 2.375% 2006		2,000	1,981
Hartford Financial Services Group, Inc. 4.70% 2007		16,250	16,161
Hartford Financial Services Group, Inc. 4.625% 2013		5,000	4,802
Metropolitan Life Global Funding I, Series 2004-2, 4.561% 2007[1,2]		1,500	1,502
Met Life Global Funding I 2.60% 2008[1]		20,000	18,870
MetLife, Inc. 5.00% 2015		2,000	1,965
John Hancock Global Funding II, Series 2002-G, 5.00% 2007[1]		5,000	5,001
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[1]		18,000	17,291
United Overseas Bank Ltd. 5.375% 2019[1,2]		22,250	22,201
Zions Bancorporation 5.50% 2015		21,625	21,826
Canadian Imperial Bank of Commerce 4.25% Eurodollar note 2085[2]		25,000	20,875
Irvine Co., Class A, 7.46% 2006[1,4]		15,000	15,000
Irvine Apartment Communities, LP 7.00% 2007		5,000	5,107
New York Life Global Funding 4.625% 2010[1]		20,000	19,811
United Dominion Realty Trust, Inc., Series E, 4.50% 2008		17,000	16,736
Credit Suisse First Boston (USA), Inc. 6.50% 2012		15,000	16,067
Standard Chartered Bank 4.775% (undated)[2]		5,000	4,025
Standard Chartered Bank 4.813% Eurodollar note (undated)[2]		15,000	12,037
Genworth Financial, Inc. 4.641% 2007[2]		2,500	2,506
Genworth Financial, Inc. 4.75% 2009		10,345	10,260
Genworth Financial, Inc. 5.75% 2014		3,000	3,136
Weingarten Realty Investors, Series A, 5.263% 2012		5,000	5,066
Weingarten Realty Investors, Series A, 4.857% 2014		11,080	10,652
Barclays Bank PLC 8.55% (undated)[1,2]		13,080	15,107
Protective Life Insurance Co., Series 2005-C, 4.85% 2010		15,000	14,991
Downey Financial Corp. 6.50% 2014		14,380	14,449
Plum Creek Timberlands, LP 5.875% 2015		13,000	13,193
Advanta Capital Trust I, Series B, 8.99% 2026		12,500	12,688
E*TRADE Financial Corp. 7.375% 2013[1]		925	941
E*TRADE Financial Corp. 7.875% 2015		10,570	10,966
Independence Community Bank Corp. 4.90% 2010		12,000	11,800
MassMutual Global Funding II, Series 2002-1, 3.50% 2010[1]		12,000	11,328
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026		10,200	11,325
Banco Santander-Chile 5.375% 2014[1]		11,200	11,207
PNC Funding Corp. 4.20% 2008		6,750	6,653
PNC Funding Corp. 5.125% 2010		4,000	4,017
AB Spintab 6.00% 2009		SKr73,000	9,979
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011[1]		$10,000	9,878
Post Apartment Homes, LP 7.70% 2010		1,400	1,548
Post Apartment Homes, LP 5.125% 2011		7,720	7,686
American Express Credit Corp. 3.00% 2008		9,060	8,688
Bank of Nova Scotia 4.25% Eurodollar note 2085[2]		10,000	8,464
Host Marriott, LP, Series G, 9.25% 2007		625	663
Host Marriott, LP, Series M, 7.00% 2012		6,595	6,793
Host Marriott, LP, Series O, 6.375% 2015		710	712
Chohung Bank 4.50% 2014[1,2]		8,000	7,719
Travelers Property Casualty Corp. 3.75% 2008		5,500	5,367
St. Paul Travelers Companies, Inc. 5.50% 2015		2,000	2,018
Capital One Financial Corp. 6.25% 2013		7,000	7,313
Lloyds Bank, Series 2, 4.59% (undated)[2]		8,000	6,990
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]		6,500	6,910
Allied Irish Banks Ltd. 4.75% (undated)[2]		7,000	6,265
National Australia Bank Ltd. 5.486% (undated)[1,2]		5,925	5,932
Swedish Export Credit Corp. 4.00% 2010		5,950	5,807
Munich Re Finance BV 6.75% 2023[2]		€3,670	5,078
Wachovia Corp., Series G, 4.375% 2010		$5,000	4,896
Industrial Bank of Korea 4.00% 2014[1,2]		5,000	4,797
Westpac Capital Trust IV 5.256% (undated)[1,2]		4,500	4,416
Bergen Bank 4.188% (undated)[2]		5,000	4,213
National Bank of Canada 4.188% 2087[2]		5,000	4,075
Christiana Bank Og Kreditkasse 4.75% (undated)[2]		4,000	3,529
Federal Realty Investment Trust 4.50% 2011		3,500	3,339
UnumProvident Finance Co. PLC 6.85% 2015[1]		3,025	3,157
Willis North America Inc. 5.625% 2015		2,500	2,504
FelCor Lodging LP 9.00% 2011[2]		2,270	2,497
Fairfax Financial Holdings Ltd. 7.75% 2012		2,500	2,345
ERP Operating LP 4.75% 2009		2,225	2,201
Deutsche Bank Financial LLC 5.375% 2015		2,000	2,033
UnionBanCal Corp. 5.25% 2013		2,000	1,997
Principal Life Insurance Co. 3.20% 2009		2,000	1,908
Crescent Real Estate LP 7.50% 2007		1,190	1,214
LaBranche & Co Inc. 9.50% 2009		740	784
			3,786,844

CONSUMER DISCRETIONARY — 8.82%
General Motors Acceptance Corp. 4.50% 2006		4,600	4,461
General Motors Acceptance Corp. 6.125% 2006		3,880	3,769
General Motors Acceptance Corp. 5.05% 2007[2]		27,000	25,660
General Motors Acceptance Corp. 5.22% 2007[2]		15,000	14,173
General Motors Acceptance Corp. 6.15% 2007		2,750	2,598
General Motors Acceptance Corp. 5.125% 2008		9,855	8,778
Residential Capital Corp. 5.67% 2008[2]		17,500	17,537
General Motors Acceptance Corp. 5.85% 2009		25,790	23,088
Residential Capital Corp. 6.375% 2010		40,000	40,684
General Motors Acceptance Corp. 7.75% 2010		9,060	8,468
General Motors Acceptance Corp. 6.875% 2011		48,055	43,873
General Motors Corp. 7.20% 2011		13,700	9,693
General Motors Acceptance Corp. 7.25% 2011		26,795	24,654
General Motors Acceptance Corp. 7.00% 2012		37,750	34,277
General Motors Corp. 7.125% 2013		6,865	4,565
General Motors Corp. 7.25% 2013		€9,920	7,860
General Motors Acceptance Corp. 6.61% 2014[2]		$75,000	67,639
Residential Capital Corp. 6.875% 2015		2,780	2,959
General Motors Corp. 7.70% 2016		1,000	652
General Motors Corp. 8.375% 2033		1,200	798
Ford Motor Credit Co. 5.50% 2006		€2,750	3,239
Ford Motor Credit Co. 6.50% 2007		$1,000	968
Ford Motor Credit Co. 7.20% 2007		3,000	2,857
Ford Motor Credit Co. 5.80% 2009		3,500	3,055
Ford Motor Credit Co. 7.375% 2009		53,725	47,686
Ford Motor Credit Co. 5.72% 2010[2]		35,275	30,751
Ford Motor Credit Co. 7.875% 2010		141,000	126,999
Hertz Corp. 8.875% 2014[1]		1,250	1,280
Hertz Corp. 10.50% 2016[1]		2,650	2,743
DaimlerChrysler North America Holding Corp. 6.40% 2006		13,885	13,955
DaimlerChrysler North America Holding Corp. 4.05% 2008		4,750	4,627
DaimlerChrysler North America Holding Corp. 4.75% 2008		4,800	4,758
DaimlerChrysler North America Holding Corp. 7.20% 2009		22,500	23,814
DaimlerChrysler North America Holding Corp. 4.875% 2010		37,750	36,895
DaimlerChrysler North America Holding Corp. 8.00% 2010		56,500	61,849
DaimlerChrysler North America Holding Corp. 7.75% 2011		23,600	25,848
DaimlerChrysler North America Holding Corp. 6.50% 2013		11,610	12,175
DaimlerChrysler North America Holding Corp. 8.50% 2031		1,610	1,954
Comcast Cable Communications, Inc. 8.375% 2007		7,000	7,302
Comcast Cable Communications, Inc. 6.20% 2008		7,150	7,345
Lenfest Communications, Inc. 7.625% 2008		6,750	7,071
Comcast Cable Communications, Inc. 6.875% 2009		15,194	15,971
Comcast Corp. 5.45% 2010		6,250	6,294
Comcast Cable Communications, Inc. 6.75% 2011		4,355	4,616
Tele-Communications, Inc. 9.80% 2012		17,500	21,137
Comcast Cable Communications, Inc. 7.125% 2013		1,650	1,796
Tele-Communications, Inc. 7.875% 2013		7,500	8,489
Comcast Corp. 5.85% 2015		30,730	31,185
Comcast Corp. 6.50% 2015		23,000	24,349
Comcast Corp. 5.65% 2035		6,670	6,158
Clear Channel Communications, Inc. 6.625% 2008		5,375	5,510
Chancellor Media Corp. of Los Angeles 8.00% 2008		12,500	13,298
Clear Channel Communications, Inc. 7.65% 2010		14,826	15,886
Clear Channel Communications, Inc. 5.75% 2013		12,200	11,978
Clear Channel Communications, Inc. 5.50% 2014		3,000	2,876
Clear Channel Communications, Inc. 6.875% 2018		13,000	13,123
Harrah’s Operating Co., Inc. 5.50% 2010		30,260	30,278
Harrah’s Operating Co., Inc. 5.625% 2015		14,650	14,418
Harrah’s Operating Co., Inc. 5.75% 2017		12,000	11,704
Time Warner Inc. 8.18% 2007		2,225	2,328
AOL Time Warner Inc. 6.875% 2012		40,000	42,634
AOL Time Warner Inc. 7.625% 2031		9,825	10,974
Viacom Inc. 6.40% 2006		5,000	5,006
Viacom Inc. 5.625% 2007		6,600	6,637
Viacom Inc. 7.70% 2010		13,000	14,046
Viacom Inc. 6.625% 2011		13,000	13,555
Viacom Inc. 5.625% 2012		8,500	8,451
Toll Brothers, Inc. 6.875% 2012		9,875	10,387
Toll Brothers, Inc. 4.95% 2014		23,720	22,015
Toll Brothers Finance Corp. 5.15% 2015[1]		14,000	13,000
Pulte Homes, Inc. 4.875% 2009		25,300	24,803
Pulte Homes, Inc. 5.20% 2015		6,795	6,404
Pulte Homes, Inc. 7.625% 2017		7,500	8,328
Liberty Media Corp. 7.875% 2009		2,500	2,647
Liberty Media Corp. 5.70% 2013		1,000	937
Liberty Media Corp. 8.50% 2029		8,675	8,634
Liberty Media Corp. 8.25% 2030		25,745	25,355
Cox Communications, Inc. 7.75% 2006		2,325	2,359
Cox Communications, Inc. 5.039% 2007[2]		5,000	5,041
Cox Communications, Inc. 7.875% 2009		1,000	1,075
Cox Communications, Inc. 4.625% 2010		5,000	4,845
Cox Communications, Inc. 7.75% 2010		10,000	10,842
Cox Communications, Inc. 5.45% 2014		12,750	12,463
American Honda Finance Corp. 5.125% 2010[1]		34,350	34,491
J.C. Penney Co., Inc. 9.00% 2012		995	1,176
J.C. Penney Co., Inc. 7.65% 2016		9,970	11,384
J.C. Penney Co., Inc. 7.95% 2017		16,680	19,458
J.C. Penney Co., Inc. 7.125% 2023		425	475
J.C. Penney Co., Inc. 7.625% 2097		500	519
Target Corp. 3.375% 2008		8,330	8,097
Target Corp. 5.375% 2009		24,500	24,880
Ryland Group, Inc. 5.375% 2008		2,000	2,000
Ryland Group, Inc. 5.375% 2012		30,900	29,729
News America Holdings Inc. 6.625% 2008		12,900	13,310
News America Inc. 5.30% 2014		16,000	15,908
Carnival Corp. 3.75% 2007		8,500	8,313
Carnival Corp. 6.15% 2008		18,623	19,081
Tribune Co. 4.875% 2010		22,500	21,964
American Media Operations, Inc., Series B, 10.25% 2009		13,625	12,501
American Media Operations, Inc. 8.875% 2011		7,060	6,036
Kohl's Corp. 6.30% 2011		16,000	16,864
Kohl’s Corp. 7.375% 2011		1,500	1,656
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]		9,650	9,650
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013		5,500	5,266
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]		2,500	2,500
Centex Corp. 4.75% 2008		8,000	7,920
Centex Corp. 5.80% 2009		2,500	2,534
Centex Corp. 5.25% 2015		6,725	6,400
May Department Stores Co. 4.80% 2009		16,500	16,283
Mohegan Tribal Gaming Authority 6.375% 2009		14,410	14,572
Mohegan Tribal Gaming Authority 7.125% 2014		1,500	1,543
AMC Entertainment Inc., Series B, 8.625% 2012		3,000	3,150
AMC Entertainment Inc. 8.00% 2014		14,175	12,899
Visteon Corp. 8.25% 2010		17,690	15,125
Visteon Corp. 7.00% 2014		525	408
Cinemark USA, Inc. 9.00% 2013		8,325	8,845
Cinemark, Inc. 0%/9.75% 2014[5]		8,750	6,519
Seminole Tribe of Florida 5.798% 2013[1]		14,750	14,698
Univision Communications Inc. 7.85% 2011		13,250	14,598
Six Flags, Inc. 8.875% 2010		5,000	4,900
Six Flags, Inc. 9.75% 2013		8,375	8,260
Six Flags, Inc. 9.625% 2014		850	831
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014		14,015	13,700
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012		12,025	12,777
CanWest Media Inc., Series B, 8.00% 2012		12,426	12,752
Grupo Posadas, SA de CV 8.75% 2011[1]		10,585	10,850
Grupo Posadas, SA de CV 8.75% 2011		1,050	1,076
Young Broadcasting Inc. 10.00% 2011		12,317	11,593
MGM MIRAGE 6.00% 2009		1,975	1,973
MGM MIRAGE 8.50% 2010		6,850	7,458
MGM MIRAGE 6.75% 2012		1,050	1,070
MGM MIRAGE 5.875% 2014		500	480
MGM MIRAGE 6.625% 2015		525	526
Telenet Group Holding NV 0%/11.50% 2014[1,5]		12,709	10,485
Toys “R” Us, Inc. 7.875% 2013		12,005	9,604
Toys “R” Us, Inc. 7.375% 2018		1,000	725
Lowe’s Companies, Inc. 8.25% 2010		8,450	9,571
Iesy Repository GmbH 10.375% 2015[1]		8,550	8,935
Kabel Deutschland GmbH 10.625% 2014[1]		8,375	8,857
William Lyon Homes, Inc. 7.625% 2012		5,750	5,103
William Lyon Homes, Inc. 10.75% 2013		2,000	2,075
William Lyon Homes, Inc. 7.50% 2014		1,500	1,305
Royal Caribbean Cruises Ltd. 7.00% 2007		1,400	1,441
Royal Caribbean Cruises Ltd. 8.75% 2011		4,325	4,909
Royal Caribbean Cruises Ltd. 6.875% 2013		1,150	1,224
Delphi Automotive Systems Corp. 6.55% 2006[6]		500	255
Delphi Automotive Systems Corp. 6.50% 2009[6]		6,000	3,060
Delphi Corp. 6.50% 2013[6]		7,020	3,563
Delphi Automotive Systems Corp. 7.125% 2029[6]		1,350	692
NTL Cable PLC 8.75% 2014		5,825	6,116
NTL Cable PLC 8.75% 2014		€1,000	1,257
Payless ShoeSource, Inc. 8.25% 2013		$7,000	7,350
Emmis Operating Co. 6.875% 2012		4,250	4,245
Emmis Communications Corp. 10.366% 2012[2]		3,075	3,102
Technical Olympic USA, Inc. 9.00% 2010		2,600	2,642
Technical Olympic USA, Inc. 9.00% 2010		950	965
Technical Olympic USA, Inc. 7.50% 2011		3,750	3,361
Thomson Corp. 5.50% 2035		7,000	6,780
Regal Cinemas Corp., Series B, 9.375% 2012[4]		6,375	6,657
MDC Holdings, Inc. 5.50% 2013		6,555	6,359
PETCO Animal Supplies, Inc. 10.75% 2011		5,750	6,253
Century Communications Corp. 0% 2003[7]		5,000	4,250
Adelphia Communications Corp. 10.25% 2006[6]		3,500	1,960
Tenneco Automotive Inc., Series B, 10.25% 2013		750	823
Tenneco Automotive Inc. 8.625% 2014		5,510	5,234
Neiman Marcus Group, Inc. 9.00% 2015[1,8]		5,870	6,031
Marriott International, Inc., Series F, 4.625% 2012		1,500	1,446
Marriott International, Inc. 5.81% 2015[1]		4,500	4,569
Blockbuster Inc. 9.75% 2012[1]		6,545	5,792
RBS-Zero Editora Jornalística SA 11.00% 2010[1]		5,492	5,753
Dollarama Group LP 8.875% 2012[1]		5,550	5,467
Stoneridge, Inc. 11.50% 2012		5,158	5,274
D.R. Horton, Inc. 9.75% 2010		1,150	1,306
D.R. Horton, Inc. 7.875% 2011		800	875
D.R. Horton, Inc. 6.125% 2014		1,500	1,503
D.R. Horton, Inc. 5.25% 2015		1,500	1,412
Fisher Communications, Inc. 8.625% 2014		4,550	4,823
WCI Communities, Inc. 9.125% 2012		3,115	3,115
WCI Communities, Inc. 7.875% 2013		1,750	1,658
Cooper-Standard Automotive Inc. 7.00% 2012		3,250	3,006
Cooper-Standard Automotive Inc. 8.375% 2014		1,700	1,300
Radio One, Inc., Series B, 8.875% 2011		4,000	4,240
Carmike Cinemas, Inc. 7.50% 2014		4,200	3,953
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014		4,300	3,859
Gannett Co., Inc. 6.375% 2012		3,665	3,807
Sealy Mattress Co. 8.25% 2014		3,500	3,622
Vidéotron Ltée 6.875% 2014		2,525	2,569
Vidéotron Ltée 6.375% 2015[1]		1,000	999
Buffets, Inc. 11.25% 2010		3,275	3,357
Hyatt Equities, LLC 6.875% 2007[1]		3,250	3,317
Warner Music Group 7.375% 2014		3,300	3,292
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007		250	256
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012		2,550	2,824
Cablevision Systems Corp., Series B, 8.00% 2012		3,260	3,064
Kingfisher PLC 5.625% 2014		£1,740	3,011
YUM! Brands, Inc. 7.70% 2012		$2,500	2,766
WDAC Subsidiary Corp. 8.375% 2014[1]		2,600	2,532
Reader's Digest Association, Inc. 6.50% 2011		2,500	2,456
Bombardier Recreational Products Inc. 8.375% 2013		2,425	2,440
Gaylord Entertainment Co. 8.00% 2013		2,300	2,421
LBI Media, Inc. 10.125% 2012		2,250	2,399
Aztar Corp. 7.875% 2014		2,250	2,368
Lighthouse International Co. SA 8.00% 2014		€1,750	2,202
GSC Holdings Corp. and GameStop, Inc. 7.875% 2011[1,2]		$2,000	1,990
KB Home 6.25% 2015		2,000	1,945
Dana Corp. 5.85% 2015		2,500	1,787
Jostens IH Corp. 7.625% 2012		1,615	1,631
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013		1,493	1,612
Hilton Hotels Corp. 8.25% 2011		1,325	1,454
Loews Cineplex Entertainment Corp. 9.00% 2014		1,250	1,269
TRW Automotive Acquisition Corp. 9.375% 2013		1,075	1,169
Riddell Bell Holdings Inc. 8.375% 2012		1,230	1,147
Warnaco, Inc. 8.875% 2013		925	1,001
Standard Pacific Corp. 5.125% 2009		1,000	944
Dillard’s, Inc. 6.625% 2018		1,000	929
Boyd Gaming Corp. 6.75% 2014		750	748
Dex Media, Inc., Series B, 8.00% 2013		525	538
Boyds Collection, Ltd., Series B, 9.00% 2008[4,6]		1,501	390
			2,026,983

TELECOMMUNICATION SERVICES — 5.74%
Sprint Capital Corp. 4.78% 2006		2,425	2,423
Sprint Capital Corp. 7.625% 2011		10,000	11,039
Nextel Communications, Inc. 6.875% 2013		100,980	105,432
Nextel Communications, Inc. 7.375% 2015		85,025	89,798
Sprint Capital Corp. 6.875% 2028		15,000	16,439
France Télécom 7.00% 2008[2]		€3,500	4,447
France Télécom 7.75% 2011[2]		$111,350	124,505
SBC Communications Inc. 5.75% 2006		3,575	3,584
SBC Communications Inc. 4.542% 2008[2]		9,460	9,481
SBC Communications Inc. 4.125% 2009		31,345	30,293
SBC Communications Inc. 6.25% 2011		1,150	1,204
AT&T Corp. 9.05% 2011[2]		5,917	6,557
SBC Communications Inc. 5.10% 2014		22,745	22,258
SBC Communications Inc. 6.15% 2034		27,460	27,675
SBC Communications Inc. 6.45% 2034		13,750	14,355
Cingular Wireless LLC 5.625% 2006		5,000	5,037
AT&T Wireless Services, Inc. 7.35% 2006		2,750	2,762
AT&T Wireless Services, Inc. 7.875% 2011		15,355	17,248
AT&T Wireless Services, Inc. 8.125% 2012		62,630	72,456
Telecom Italia Capital SA, Series A, 4.00% 2008		1,270	1,232
Sogerim SA 7.25% 2011		€ 2,650	3,642
Telecom Italia SpA 6.25% 2012		18,500	24,754
Telecom Italia Capital SA, Series B, 5.25% 2013		$9,050	8,895
Telecom Italia Capital SA 4.95% 2014		20,000	19,135
Telecom Italia Capital SA 5.25% 2015		37,000	36,005
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006		91,330	91,652
BellSouth Corp. 4.20% 2009		37,530	36,487
BellSouth Corp. 4.75% 2012		22,725	22,177
BellSouth Corp. 5.20% 2016		22,000	21,637
Verizon Global Funding Corp. 6.125% 2007		3,625	3,688
Verizon Global Funding Corp. 7.25% 2010		7,690	8,353
Verizon New York Inc., Series A, 6.875% 2012		5,250	5,480
Verizon Global Funding Corp. 7.375% 2012		7,360	8,219
Verizon Global Funding Corp. 7.75% 2030		29,700	35,410
Vodafone Group PLC 7.75% 2010		35,285	38,681
Koninklijke KPN NV 4.75% 2008		€6,000	7,328
Koninklijke KPN NV 8.00% 2010		$27,575	30,314
Deutsche Telekom International Finance BV 8.50% 2010[2]		1,300	1,475
Deutsche Telekom International Finance BV 6.625% 2011		€1,200	1,633
Deutsche Telekom International Finance BV 8.75% 2030[2]		$20,000	25,513
British Telecommunications PLC 8.375% 2010[2]		15,000	17,093
British Telecommunications PLC 7.125% 2011[2]		€5,500	7,607
British Telecommunications PLC 5.75% 2028		£1,800	3,188
ALLTEL Corp. 4.656% 2007		$26,675	26,563
CenturyTel, Inc., Series M, 5.00% 2015		24,000	22,427
Dobson Communications Corp. 8.40% 2012[1,2]		1,650	1,650
Dobson Cellular Systems, Inc. 9.875% 2012		13,300	14,730
Dobson Communications Corp. 8.875% 2013		5,000	5,013
Triton PCS, Inc. 8.75% 2011		2,975	2,179
Triton PCS, Inc. 9.375% 2011		8,875	6,523
Triton PCS, Inc. 8.50% 2013		13,550	12,669
Singapore Telecommunications Ltd. 6.375% 2011[1]		16,250	17,339
Singapore Telecommunications Ltd. 6.375% 2011		3,475	3,708
PCCW-HKT Capital Ltd. 8.00% 2011[1,2]		15,000	16,609
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[1]		3,600	3,457
American Tower Corp. 7.125% 2012		17,275	17,880
Qwest Capital Funding, Inc. 7.75% 2006		3,595	3,649
U S WEST Capital Funding, Inc. 6.375% 2008		1,400	1,396
Qwest Capital Funding, Inc. 7.90% 2010		950	988
Qwest Capital Funding, Inc. 7.25% 2011		4,150	4,223
U S WEST Capital Funding, Inc. 6.875% 2028		4,725	4,335
Qwest Capital Funding, Inc. 7.75% 2031		2,605	2,514
Centennial Cellular Corp. 10.75% 2008		379	388
Centennial Communications Corp. 10.25% 2013[1,2]		6,000	6,045
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]		8,250	8,415
Intelsat, Ltd. 8.695% 2012[1,2]		4,950	5,055
Intelsat, Ltd. 8.25% 2013[1]		4,675	4,745
Intelsat, Ltd. 8.625% 2015[1]		4,000	4,060
Telekom Austria AG 3.375% 2010		€4,200	4,899
Telekom Finanzmanagement GmbH 4.25% 2017		5,415	6,265
NTELOS Inc. 9.39% 2012[2]		$9,500	9,595
NTELOS Holding Corp. 12.90% 2013[1,2,8]		1,000	1,002
Hawaiian Telcom Communications, Inc. 9.75% 2013[1]		5,895	5,792
Hawaiian Telcom Communications, Inc. 9.948% 2013[1,2]		1,730	1,678
Hawaiian Telcom Communications, Inc. 9.948% 2013[1,2]		95	92
Hawaiian Telcom Communications, Inc. 12.50% 2015[1]		3,050	2,867
Rogers Wireless Inc. 7.25% 2012		1,275	1,347
Rogers Wireless Inc. 7.50% 2015		6,925	7,514
Rogers Cantel Inc. 9.75% 2016		1,250	1,516
Cincinnati Bell Inc. 7.25% 2013		6,800	7,106
MetroPCS, Inc. 10.75% 2007[2]		3,860	4,053
MetroPCS, Inc. 8.25% 2011[2]		2,250	2,315
TELUS Corp. 8.00% 2011		5,250	5,892
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015		5,520	5,796
SK Telecom Co., Ltd. 4.25% 2011[1]		6,000	5,732
SBA Communications Corp. 8.50% 2012		5,108	5,695
Millicom International Cellular SA 10.00% 2013		3,930	4,077
AirGate PCS, Inc. 9.375% 2009[1]		3,200	3,360
Nextel Partners, Inc. 8.125% 2011		3,000	3,221
Rural Cellular Corp. 10.046% 2012[1,2]		3,010	3,048
Cell C Ltd. 8.625% 2012		€2,195	2,785
			1,318,798

INDUSTRIALS — 4.73%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[3]		$14,050	$13,822
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[3]		10,000	10,274
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012[3]		12,000	12,115
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[3]		10,493	9,765
Continental Airlines, Inc., Series 1996-2, Class D, 11.50% 2016[3]		1,785	1,294
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]		4,145	3,612
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]		432	375
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[3]		22,173	21,682
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]		31,529	31,422
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]		10,700	10,690
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[3]		6,025	5,362
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]		11,903	11,610
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]		4,817	4,927
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]		1,626	1,440
BAE Systems Holding Inc. 4.75% 2010[1]		10,350	10,175
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,3]		42,414	44,468
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]		43,110	45,902
Hutchison Whampoa International Ltd. 7.00% 2011[1]		33,125	35,698
Hutchison Whampoa International Ltd. 6.50% 2013[1]		57,200	60,675
AMR Corp. 10.15% 2006		3,250	3,217
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010[3]		10,030	10,211
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3]		27,266	28,127
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012		10,100	10,042
AMR Corp. 9.00% 2012		4,000	3,490
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]		25,460	26,860
American Airlines, Inc., Series 1991-C2, 9.73% 2014[3]		6,410	4,775
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]		6,859	5,622
General Electric Capital Corp., Series A, 5.00% 2007		21,500	21,548
General Electric Capital Corp., Series A, 5.375% 2007		13,250	13,337
General Electric Capital Corp., Series A, 7.25% 2007		£1,030	1,849
General Electric Capital Corp., Series A, 3.50% 2008		$20,000	19,438
General Electric Capital Corp., Series A, 6.00% 2012		15,000	15,819
General Electric Co. 5.00% 2013		12,750	12,762
Cendant Corp. 6.875% 2006		2,000	2,021
Cendant Corp. 6.25% 2008		29,000	29,537
Cendant Corp. 7.375% 2013		32,500	36,360
Cendant Corp. 7.125% 2015		5,710	6,414
Bombardier Capital Inc., Series A, 6.125% 2006[1]		1,000	1,005
Bombardier Inc. 6.75% 2012[1]		10,290	9,570
Bombardier Inc. 6.30% 2014[1]		39,000	34,320
Delta Air Lines, Inc. 8.00% 2007[1,6]		4,000	900
Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.619% 2011[3]		9,122	8,983
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]		3,500	3,451
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013[3]		15,000	14,748
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[3]		10,802	8,756
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[3,6]		7,500	4,103
Delta Air Lines, Inc., 1991 Equipment Certificates Trust, Series J, 10.00% 2014[1,3,6]		5,000	2,200
Delta Air Lines, Inc. 10.375% 2022[6]		2,577	586
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[3]		1,824	1,888
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021[3]		12,458	12,528
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1, 5.943% 2022[3]		6,535	6,889
BNSF Funding Trust I 6.613% 2055[2]		13,600	14,211
Tyco International Group SA 6.125% 2008		13,000	13,279
Tyco International Group SA 6.125% 2009		500	511
Tyco International Group SA 6.375% 2011		15,000	15,598
Northwest Airlines, Inc. 9.875% 2007[6]		6,000	2,370
Northwest Airlines, Inc. 10.00% 2009[6]		4,000	1,530
Northwest Airlines, Inc., Series 2001-1, Class A-2, 6.841% 2012[3]		9,955	9,651
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020[3]		5,898	5,942
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2023[3]		7,362	7,498
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[3]		2,090	2,021
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006[3]		5,000	5,024
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006[3]		7,500	7,544
Southwest Airlines Co. 5.25% 2014		12,500	12,143
Caterpillar Financial Services Corp., Series F, 2.35% 2006		5,000	4,915
Caterpillar Financial Services Corp. 2.70% 2008		4,845	4,606
Caterpillar Financial Services Corp., Series F, 4.30% 2008[2]		1,000	1,001
Caterpillar Inc. 4.50% 2009		2,833	2,796
Caterpillar Financial Services Corp. 4.30% 2010		9,400	9,159
Caterpillar Inc. 5.30% 2035		1,750	1,725
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022[3]		7,816	8,560
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023[3]		11,347	12,175
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024[3]		2,968	2,857
Allied Waste North America, Inc. 8.50% 2008		7,500	7,912
Allied Waste North America, Inc., Series B, 8.875% 2008		5,250	5,565
Allied Waste North America, Inc., Series B, 6.50% 2010		500	497
Allied Waste North America, Inc., Series B, 5.75% 2011		2,500	2,381
Allied Waste North America, Inc., Series B, 6.125% 2014		3,000	2,842
Allied Waste North America, Inc., Series B, 7.375% 2014		3,750	3,666
John Deere Capital Corp., Series D, 4.375% 2008		15,000	14,842
Deere & Co. 8.95% 2019		6,000	6,673
NTK Holdings Inc. 0%/10.75% 2014[5]		15,118	9,524
THL Buildco, Inc. 8.50% 2014		10,650	10,330
United Air Lines, Inc. 9.00% 2003[7]		2,000	455
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[3]		2,848	2,794
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[3]		2,455	2,138
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]		233	233
United Air Lines, Inc., Series 2000-1, Class A-2, 7.73% 2012[3,6]		8,993	8,956
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]		852	835
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]		3,342	3,302
Holcim Finance (Luxembourg) SA 4.375% 2014		€8,860	10,874
Northrop Grumman Corp. 4.079% 2006		$2,000	1,985
Northrop Grumman Systems Corp. 7.125% 2011		8,000	8,727
Raytheon Co. 6.55% 2010		6,000	6,328
Raytheon Co. 8.30% 2010		3,000	3,363
TFM, SA de CV 9.375% 2012[1]		6,450	7,095
TFM, SA de CV 12.50% 2012		2,145	2,456
DynCorp International and DIV Capital Corp. 9.50% 2013		7,975	8,334
Lockheed Martin Corp. 8.50% 2029		6,000	8,202
United Rentals (North America), Inc., Series B, 6.50% 2012		7,150	6,998
United Rentals (North America), Inc. 7.75% 2013		900	882
Jacuzzi Brands, Inc. 9.625% 2010		7,240	7,729
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012		7,071	7,478
Terex Corp. 9.25% 2011		4,215	4,521
Terex Corp., Class B, 10.375% 2011		2,725	2,902
American Standard Inc. 7.625% 2010		5,000	5,379
American Standard Inc. 5.50% 2015		2,000	1,978
AIR 2 US, Series A, 8.027% 2020[1,3]		7,476	7,294
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3]		7,011	7,054
Waste Management, Inc. 6.50% 2008		5,220	5,416
Waste Management, Inc. 5.00% 2014		765	751
Goodman Global Holdings 7.875% 2012[1]		6,470	6,049
Accuride Corp. 8.50% 2015		5,700	5,643
General Dynamics Corp. 4.50% 2010		5,000	4,925
K&F Industries, Inc. 7.75% 2014		4,010	4,070
Standard Aero Holdings, Inc. 8.25% 2014		4,760	3,927
Ashtead Group PLC 8.625% 2015[1]		3,525	3,728
Builders FirstSource, Inc. 8.59% 2012[2]		3,475	3,553
Williams Scotsman, Inc. 8.50% 2015		3,300	3,432
ACIH, Inc. 0%/11.50% 2012[1,5]		3,390	2,407
FTI Consulting, Inc. 7.625% 2013[1]		2,300	2,380
Argo-Tech Corp. 9.25% 2011		1,795	1,849
Kansas City Southern Railway Co. 9.50% 2008		1,500	1,631
UCAR Finance Inc. 10.25% 2012		1,385	1,470
Ahern Rentals, Inc. 9.25% 2013[1]		950	1,005
AGCO Corp. 6.875% 2014		€700	857
DRS Technologies, Inc. 6.875% 2013		$625	601
Jet Equipment Trust, Series 1994-A, 11.79% 2013[1,6]		4,000	—
Jet Equipment Trust, Series 1995-B, 10.91% 2014[1,6]		5,000	—
Jet Equipment Trust, Series 1995-D, 11.44% 2014[1,6]		2,500	—
			1,087,998

UTILITIES — 2.91%
Edison Mission Energy 10.00% 2008		3,000	3,300
Edison Mission Energy 7.73% 2009		10,125	10,505
Edison Mission Energy 9.875% 2011		16,250	19,033
Southern California Edison, First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016		4,000	3,962
Midwest Generation, LLC, Series B, 8.56% 2016[3]		7,569	8,236
Homer City Funding LLC 8.734% 2026[3]		11,080	12,964
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034		7,600	8,407
PECO Energy Co., First and Refunding Mortgage Bonds, 3.50% 2008		5,000	4,840
Commonwealth Edison Co., Series 99, 3.70% 2008		7,125	6,917
Commonwealth Edison Co., First Mortgage Bonds, Series 102, 4.74% 2010		12,500	12,230
Exelon Corp. 6.75% 2011		2,200	2,345
Exelon Generation Co., LLC 6.95% 2011		22,975	24,801
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012		3,900	3,835
Duke Capital Corp. 4.37% 2009		7,500	7,326
Duke Capital Corp. 7.50% 2009		16,575	17,813
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010		4,500	4,416
Duke Capital Corp. 6.25% 2013		9,000	9,386
Duke Capital Corp. 5.50% 2014		10,000	9,977
Duke Capital LLC 5.668% 2014		2,000	2,020
Dominion Resources, Inc., Series A, 3.66% 2006		3,000	2,965
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007		14,140	14,196
Dominion Resources, Inc., Series 2002-C, 5.70% 2012[2]		1,000	1,018
Dominion Resources, Inc., Series 2002-B, 6.25% 2012		10,000	10,476
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013		22,000	21,399
PSEG Power LLC 3.75% 2009		6,825	6,537
PSEG Power LLC 7.75% 2011		18,700	20,727
PSEG Power LLC 5.00% 2014		11,690	11,298
Ameren Corp. 4.263% 2007		2,500	2,465
Cilcorp Inc. 8.70% 2009		1,000	1,112
Union Electric Co. 5.25% 2012		1,490	1,501
Union Electric Co. 4.65% 2013		11,000	10,672
Union Electric Co. 5.40% 2016		5,750	5,807
Cilcorp Inc. 9.375% 2029		12,265	16,371
Israel Electric Corp. Ltd. 7.95% 2011[1]		10,000	11,245
Israel Electric Corp. Ltd. 7.70% 2018[1]		8,500	9,622
Israel Electric Corp. Ltd. 8.10% 2096[1]		12,000	13,939
PacifiCorp, First Mortgage Bonds, 4.30% 2008		3,060	3,015
PacifiCorp, First Mortgage Bonds, 5.45% 2013		2,875	2,943
Scottish Power PLC 5.375% 2015		21,415	21,466
Alabama Power Co., Series U, 2.65% 2006		20,500	20,457
Alabama Power Co., Series R, 4.70% 2010		2,250	2,223
Southern Power Co., Series B, 6.25% 2012		2,500	2,634
Niagara Mohawk Power Corp., Series G, 7.75% 2008		17,460	18,653
SP PowerAssets Ltd. 3.80% 2008[1]		10,000	9,715
SP PowerAssets Ltd. 5.00% 2013[1]		8,000	8,007
AES Corp. 9.50% 2009		4,677	5,075
AES Corp. 9.375% 2010		4,803	5,271
AES Corp. 8.75% 2013[1]		1,000	1,094
AES Gener SA 7.50% 2014		5,000	5,086
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011		5,000	4,871
San Diego Gas & Electric Co., Series CCC, 5.30% 2015		10,000	10,137
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009		4,455	4,863
Empresa Nacional de Electricidad SA 8.35% 2013		5,000	5,704
Empresa Nacional de Electricidad SA 8.625% 2015		3,000	3,520
Constellation Energy Group, Inc. 6.125% 2009		10,500	10,843
Baltimore Gas and Electric Co. 5.20% 2033		3,000	2,785
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[3]		12,938	13,279
Consolidated Edison Co. of New York, Inc., Series 2003-A, 3.625% 2008		6,000	5,818
Consolidated Edison Co. of New York, Inc., Series B, 3.85% 2013		5,000	4,646
Consolidated Edison Co. of New York, Inc., Series 2003-C, 5.10% 2033		2,000	1,882
MidAmerican Energy Co. 5.125% 2013		7,500	7,524
MidAmerican Energy Co. 4.65% 2014		5,000	4,818
Progress Energy Florida, Inc., First Mortgage Bonds, 4.80% 2013		7,000	6,866
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013		5,000	4,995
Oncor Electric Delivery Co. 6.375% 2012		10,700	11,298
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011		7,000	6,720
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034		4,000	4,154
Anglian Water Services Financing PLC 4.625% 2013		€8,250	10,408
Reliant Energy Resources Corp. 7.75% 2011		$7,000	7,748
Centerpoint Energy Resources Corp., Series B, 7.875% 2013		2,000	2,290
Kern River Funding Corp. 4.893% 2018[1,3]		9,764	9,592
Ohio Power Co., Series J, 5.30% 2010		8,000	8,056
Appalachian Power Co., Series I, 4.95% 2015		1,000	967
Dynegy Holdings Inc. 10.125% 2013[1]		7,475	8,484
Energy East Corp. 6.75% 2012		7,155	7,747
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012		700	721
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013		2,336	2,584
Sierra Pacific Resources 8.625% 2014		900	978
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015		2,550	2,543
Edison SpA 5.125% 2010		€4,730	6,007
NiSource Finance Corp. 6.15% 2013		$5,600	5,873
Essent NV 4.50% 2013		€4,160	5,151
Florida Power & Light Co. 4.85% 2013		$5,000	4,964
Korea East-West Power Co., Ltd. 4.875% 2011[1]		5,000	4,928
FPL Energy National Wind, LLC 5.608% 2024[1,3]		4,887	4,883
NGG Finance PLC 6.125% 2011		€3,480	4,668
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014[1]		$3,500	3,806
Tri-State Generation and Transmission Association Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[1,3]		3,500	3,606
Enersis SA 7.375% 2014		3,000	3,233
Equitable Resources, Inc. 5.15% 2018		2,500	2,484
Wisconsin Gas Co. 5.20% 2015		2,025	2,013
			667,759

ENERGY — 2.12%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1,3]		$40,498	$39,124
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3]		2,235	2,159
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1,3]		15,570	18,032
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[3]		1,000	1,158
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,3]		45,970	45,706
Ras Laffan Liquefied Natural Gas III 5.838% 2027[1,3]		15,000	15,094
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1,3]		59,400	60,707
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3]		6,000	6,132
Pemex Finance Ltd. 8.875% 2010[3]		24,000	26,656
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[3]		11,700	15,715
Pemex Project Funding Master Trust 8.625% 2022		750	926
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,3]		34,500	34,194
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[1,3]		6,500	6,442
Devon Financing Corp., ULC 6.875% 2011		8,500	9,309
Devon Energy Corp. 7.95% 2032		18,000	23,288
Conoco Funding Co. 6.35% 2011		26,750	28,697
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[1,3]		18,730	18,326
Premcor Refining Group Inc. 9.25% 2010		3,250	3,523
Premcor Refining Group Inc. 6.125% 2011		5,000	5,174
Premcor Refining Group Inc. 6.75% 2011		1,000	1,060
Premcor Refining Group Inc. 9.50% 2013		2,750	3,067
Premcor Refining Group Inc. 6.75% 2014		3,000	3,155
Sunoco, Inc. 4.875% 2014		14,830	14,498
Reliance Industries Ltd. 10.25% 2097[1]		8,750	10,655
Williams Companies, Inc. 6.375% 2010[1]		1,500	1,506
Williams Companies, Inc. 7.125% 2011		500	522
Williams Companies, Inc. 7.875% 2021		2,000	2,175
Williams Companies, Inc. 8.75% 2032		5,080	5,918
Coastal Corp. 6.375% 2009		200	197
El Paso Energy Corp. 7.375% 2012		1,815	1,833
El Paso Natural Gas Co. 7.50% 2026		250	259
Southern Natural Gas Co. 7.35% 2031		1,450	1,495
El Paso Corp. 7.75% 2032		4,000	4,030
Southern Natural Gas Co. 8.00% 2032		830	914
Open Joint Stock Co. Gazprom 9.125% 2007		2,000	2,094
Gaz Capital SA 5.875% 2015		€5,125	6,536
Newfield Exploration Co. 7.625% 2011		$3,000	3,225
Newfield Exploration Co. 8.375% 2012		2,775	2,983
Newfield Exploration Co. 6.625% 2014		2,000	2,045
Enterprise Products Operating LP 6.375% 2013		5,000	5,242
Enterprise Products Operating LP 5.00% 2015		3,000	2,863
Gulfstream Natural Gas System LLC 6.19% 2025[1]		7,235	7,425
OXYMAR 7.50% 2016[1,3]		5,500	5,959
Pogo Producing Co. 6.875% 2017[1]		5,850	5,733
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014		5,225	4,885
Teekay Shipping Corp. 8.875% 2011		4,250	4,824
Petrozuata Finance, Inc., Series B, 8.22% 2017[1,3]		4,550	4,300
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015		3,928	4,262
Encore Acquisition Co. 6.00% 2015		4,450	4,116
Overseas Shipholding Group, Inc. 8.25% 2013		2,500	2,656
Massey Energy Co. 6.875% 2013[1]		2,500	2,534
PETRONAS Capital Ltd. 7.00% 2012[1]		2,250	2,481
Peabody Energy Corp., Series B, 6.875% 2013		1,200	1,254
Apache Corp. 6.25% 2012		1,000	1,076
			488,139

MATERIALS — 2.12%
Norske Skogindustrier ASA 7.625% 2011[1]		$47,135	$50,530
Norske Skogindustrier ASA 6.125% 2015[1]		4,870	4,715
Norske Skogindustrier ASA 7.125% 2033[1]		4,100	3,958
Weyerhaeuser Co. 5.95% 2008		11,063	11,294
Weyerhaeuser Co. 6.75% 2012		20,580	21,871
Weyerhaeuser Co. 7.375% 2032		12,500	13,939
International Paper Co. 5.375% 2006		€4,500	5,399
International Paper Co. 4.00% 2010		$6,545	6,186
International Paper Co. 6.75% 2011		2,500	2,663
International Paper Co. 5.85% 2012		27,670	28,115
Millennium America Inc. 9.25% 2008		4,540	4,920
Equistar Chemicals, LP 10.125% 2008		6,100	6,649
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009		12,800	13,536
Millennium America Inc. 7.625% 2026		2,600	2,496
BHP Finance (USA) Ltd. 6.69% 2006		10,000	10,034
BHP Finance (USA) Ltd. 8.50% 2012		10,000	11,963
Stone Container Corp. 9.25% 2008		1,000	1,030
Stone Container Corp. 9.75% 2011		3,250	3,299
Jefferson Smurfit Corp. (U.S.) 8.25% 2012		12,150	11,725
Stone Container Corp. 8.375% 2012		1,675	1,629
Jefferson Smurfit Corp. (U.S.) 7.50% 2013		250	231
Abitibi-Consolidated Inc. 8.55% 2010		3,737	3,802
Abitibi-Consolidated Co. of Canada 8.375% 2015		13,750	13,234
Teck Cominco Ltd. 5.375% 2015		5,000	4,945
Teck Cominco Ltd. 6.125% 2035		12,000	11,908
ICI Wilmington, Inc. 4.375% 2008		200	195
ICI Wilmington, Inc. 5.625% 2013		16,465	16,415
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028[3]		21,160	16,518
Temple-Inland Inc. 6.375% 2016		14,500	14,816
JSG Funding PLC 7.75% 2015		€2,000	2,117
JSG Funding PLC 7.75% 2015		$1,200	1,002
JSG Holdings PLC 11.50% 2015[8]		€10,175	10,844
Dow Chemical Co. 5.75% 2008		$11,100	11,395
Dow Chemical Co. 7.375% 2029		1,750	2,115
Owens-Illinois, Inc. 8.10% 2007		3,130	3,216
Owens-Illinois, Inc. 7.35% 2008		5,250	5,342
Owens-Brockway Glass Container Inc. 8.875% 2009		1,500	1,573
Owens-Illinois, Inc. 7.50% 2010		2,250	2,295
Rhodia SA 8.00% 2010		€3,000	3,743
Rhodia 10.25% 2010		$150	165
Rhodia 8.875% 2011		3,740	3,852
Rhodia SA 9.25% 2011		€3,200	4,050
UPM-Kymmene Corp. 5.625% 2014[1]		$11,320	11,283
Associated Materials Inc. 9.75% 2012		10,065	9,763
AMH Holdings, Inc. 0%/11.25% 2014[5]		3,000	1,485
Graphic Packaging International, Inc. 8.50% 2011		2,825	2,846
Graphic Packaging International, Inc. 9.50% 2013		6,495	6,235
Building Materials Corp. of America, Series B, 8.00% 2007		1,000	1,016
Building Materials Corp. of America 8.00% 2008		500	508
Building Materials Corp. of America 7.75% 2014		7,250	7,033
Alcan Inc. 5.20% 2014		8,000	7,925
Plastipak Holdings, Inc. 8.50% 2015[1]		6,690	6,790
Domtar Inc. 7.875% 2011		1,225	1,133
Domtar Inc. 7.125% 2015		6,500	5,574
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014		6,800	6,375
Corporación Nacional del Cobre de Chile 5.625% 2035[1]		5,650	5,649
Stora Enso Oyj 5.125% 2014		€4,250	$5,353
Praxair, Inc. 2.75% 2008		$5,000	4,761
Nalco Co. 7.75% 2011		775	800
Nalco Co. 8.875% 2013		2,500	2,631
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[5]		1,254	947
Yara International ASA 5.25% 2014[1]		4,000	3,924
Earle M. Jorgensen Co. 9.75% 2012		3,600	3,870
NOVA Chemicals Corp. 7.561% 2013[1,2]		3,750	3,849
Ainsworth Lumber Co. Ltd. 7.25% 2012		700	634
Ainsworth Lumber Co. Ltd. 6.75% 2014		1,750	1,509
Ainsworth Lumber Co. Ltd. 6.75% 2014		1,750	1,496
Crompton Corp. 10.198% 2010[2]		2,400	2,652
Crompton Corp. 9.875% 2012		500	573
SCA Coordination Center NV 4.50% 2015[1]		3,250	2,939
Longview Fibre Co. 10.00% 2009		2,730	2,880
Neenah Paper, Inc. 7.375% 2014		2,640	2,396
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011		2,100	2,326
Sino-Forest Corp. 9.125% 2011[1]		2,065	2,225
Inco Ltd. 7.20% 2032		2,000	2,207
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[5]		1,928	1,412
BCP Caylux Holdings Luxembourg SCA 9.625% 2014		535	598
Rockwood Specialties Group, Inc. 10.625% 2011		218	240
Rockwood Specialties Group, Inc. 7.50% 2014		1,675	1,677
Foundation PA Coal Co. 7.25% 2014		1,800	1,870
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014		1,500	1,523
Packaging Corp. of America 4.375% 2008		1,500	1,468
E.I. du Pont de Nemours and Co. 4.125% 2010		1,500	1,450
AEP Industries Inc. 7.875% 2013		1,200	1,179
Huntsman LLC 11.40% 2011[2]		275	293
Huntsman LLC 11.50% 2012		712	810
AK Steel Corp. 7.75% 2012		1,000	908
Koppers Inc. 9.875% 2013		725	790
PQ Corp. 7.50% 2013[1]		625	584
Airgas, Inc. 6.25% 2014		550	543
Ispat Inland ULC 9.75% 2014		206	234
			486,890

HEALTH CARE — 1.28%
Allegiance Corp. 7.30% 2006		2,000	2,033
Cardinal Health, Inc. 6.25% 2008		3,000	3,074
Cardinal Health, Inc. 6.75% 2011		17,625	18,809
Cardinal Health, Inc. 4.00% 2015		3,000	2,697
Cardinal Health, Inc. 5.85% 2017		26,060	26,564
Allegiance Corp. 7.00% 2026		9,260	10,274
Wyeth 4.375% 2008[2]		5,375	5,316
Wyeth 5.50% 2016[1]		40,165	40,710
UnitedHealth Group Inc. 5.20% 2007		8,000	7,997
UnitedHealth Group Inc. 3.30% 2008		4,000	3,879
UnitedHealth Group Inc. 3.75% 2009		12,500	12,105
UnitedHealth Group Inc. 4.125% 2009		8,000	7,808
Amgen Inc. 4.00% 2009		24,000	23,294
Tenet Healthcare Corp. 7.375% 2013		3,050	2,829
Tenet Healthcare Corp. 9.875% 2014		8,450	8,598
Tenet Healthcare Corp. 9.25% 2015[1]		6,475	6,459
Humana Inc. 7.25% 2006		5,000	5,048
Humana Inc. 6.30% 2018		12,000	12,667
Columbia/HCA Healthcare Corp. 8.85% 2007		2,000	2,072
HCA Inc. 5.50% 2009		2,600	2,581
Columbia/HCA Healthcare Corp. 8.70% 2010		1,750	1,915
HCA Inc. 6.25% 2013		2,500	2,514
Columbia/HCA Healthcare Corp. 7.69% 2025		5,750	6,000
Schering-Plough Corp. 5.55% 2013[2]		11,750	11,989
Bristol-Myers Squibb Co. 4.00% 2008		10,000	9,802
Warner Chilcott Corp. 8.75% 2015[1]		10,440	9,657
Accellent Inc. 10.50% 2013[1]		9,100	9,373
Quintiles Transnational Corp. 10.00% 2013		6,000	6,720
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014[5]		1,750	1,304
Hospira, Inc. 4.95% 2009		7,391	7,349
Concentra Operating Corp. 9.50% 2010		3,000	3,120
Concentra Operating Corp. 9.125% 2012		3,200	3,312
HealthSouth Corp. 8.375% 2011		1,275	1,304
HealthSouth Corp. 7.625% 2012		3,975	4,054
Omnicare, Inc. 6.875% 2015		2,500	2,550
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015[1]		2,000	2,145
Mylan Laboratories Inc. 5.75% 2010[1]		2,025	2,038
Team Finance LLC and Health Finance Corp. 11.25% 2013[1]		1,500	1,537
Health Net, Inc. 9.875% 2011[2]		1,035	1,209
MedCath Holdings Corp. 9.875% 2012		1,000	1,060
			293,766

CONSUMER STAPLES — 1.10%
CVS Corp. 6.117% 2013[1,3]		26,600	27,641
CVS Corp. 5.789% 2026[1,3]		10,008	10,186
CVS Corp. 5.298% 2027[1,3]		12,761	12,489
H.J. Heinz Co. 6.428% 2020[1]		18,820	19,346
Ahold Finance U.S.A., Inc. 6.25% 2009		2,325	2,360
Ahold Finance U.S.A., Inc. 8.25% 2010		4,610	5,008
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020[3]		932	998
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[3]		7,095	7,915
Rite Aid Corp. 6.125% 2008[1]		2,750	2,599
Rite Aid Corp. 9.50% 2011		4,500	4,770
Rite Aid Corp. 6.875% 2013		5,485	4,607
Rite Aid Corp. 9.25% 2013		2,575	2,427
Rite Aid Corp. 7.50% 2015		1,000	950
Nabisco, Inc. 7.05% 2007		6,500	6,698
Nabisco, Inc. 7.55% 2015		5,105	5,960
Kraft Foods Inc. 6.50% 2031		2,000	2,208
Diageo Capital PLC 3.50% 2007		5,000	4,872
Diageo Capital PLC 4.375% 2010		2,395	2,338
Diageo Finance BV 5.30% 2015		6,000	6,060
Cadbury Schweppes Investments PLC, Series 41, 4.25% 2009		€4,250	5,168
Cadbury Schweppes US Finance LLC 5.125% 2013[1]		$6,750	6,723
Wal-Mart Stores, Inc. 5.45% 2006		10,000	10,045
Pepsi Bottling Group, Inc. 5.625% 2009[1]		9,000	9,216
Anheuser-Busch Companies, Inc. 9.00% 2009		7,750	8,896
Jean Coutu Group (PJC) Inc. 7.625% 2012		800	792
Jean Coutu Group (PJC) Inc. 8.50% 2014		7,400	6,808
Gold Kist Inc. 10.25% 2014		6,783	7,597
Vitamin Shoppe Industries, Inc. 11.84% 2012[1,2]		7,000	7,140
Kellogg Co. 6.60% 2011		4,000	4,287
Kellogg Co. 7.45% 2031		2,000	2,479
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012		5,530	5,585
Petro Stopping Centers, LP 9.00% 2012[1]		1,030	1,040
J Sainsbury PLC 6.125% 2017		£3,450	6,231
Stater Bros. Holdings Inc. 7.991% 2010[2]		$475	477
Stater Bros. Holdings Inc. 8.125% 2012		5,360	5,333
Pathmark Stores, Inc. 8.75% 2012		5,565	5,224
Molson Coors Capital Finance ULC 4.85% 2010		5,000	4,937
Spectrum Brands, Inc. 7.375% 2015		5,330	4,477
PepsiAmericas, Inc. 4.875% 2015		4,000	3,951
Delhaize America, Inc. 8.125% 2011		3,500	3,833
Winn-Dixie Stores, Inc. 8.875% 2008[6]		2,300	1,829
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 4.40% 2017[1,3,9]		2,071	1,575
SUPERVALU INC. 7.50% 2012		2,390	2,559
Playtex Products, Inc. 9.375% 2011		2,375	2,500
Elizabeth Arden, Inc. 7.75% 2014		1,780	1,807
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011		1,500	1,627
			251,568

INFORMATION TECHNOLOGY — 0.89%
Electronic Data Systems Corp. 6.334% 2006		18,000	18,149
Electronic Data Systems Corp. 7.125% 2009		32,000	34,031
Electronic Data Systems Corp., Series B, 6.50% 2013[2]		58,375	60,082
Electronic Data Systems Corp. 7.45% 2029		11,475	12,241
Motorola, Inc. 8.00% 2011		10,995	12,623
Motorola, Inc. 5.22% 2097		6,250	5,189
Amkor Technology, Inc. 9.25% 2008		2,895	2,823
Amkor Technology, Inc. 10.50% 2009		1,855	1,716
Amkor Technology, Inc. 7.125% 2011		5,780	5,115
Amkor Technology, Inc. 7.75% 2013		1,025	897
SunGard Data Systems Inc. 9.125% 2013[1]		8,175	8,502
SunGard Data Systems Inc. 10.25% 2015[1]		2,000	2,010
Hyundai Semiconductor America, Inc. 8.625% 2007[1]		10,150	10,453
Celestica Inc. 7.875% 2011		5,880	5,953
Celestica Inc. 7.625% 2013		4,170	4,133
Sanmina-SCI Corp. 10.375% 2010		1,000	1,110
Sanmina-SCI Corp. 6.75% 2013		7,500	7,172
Jabil Circuit, Inc. 5.875% 2010		4,750	4,829
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011		4,350	4,296
Iron Mountain Inc. 7.75% 2015		2,010	2,035
Flextronics International Ltd. 6.50% 2013		925	945
Freescale Semiconductor, Inc. 6.875% 2011		750	791
Exodus Communications, Inc. 11.625% 2010[4,6]		1,132	0
			205,095

MORTGAGE-BACKED OBLIGATIONS[3]— 20.35%
Fannie Mae 7.00% 2009		98	99
Fannie Mae 7.50% 2009		158	163
Fannie Mae 7.50% 2009		127	131
Fannie Mae 7.50% 2009		34	35
Fannie Mae 7.50% 2009		32	33
Fannie Mae 7.50% 2009		30	30
Fannie Mae 7.50% 2009		24	24
Fannie Mae 8.50% 2009		105	108
Fannie Mae 9.50% 2009		31	33
Fannie Mae 7.00% 2010		78	80
Fannie Mae, Series 2000-T5B, 7.30% 2010		57,100	62,532
Fannie Mae, Series 2001-T6B, 6.088% 2011		48,000	50,671
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012		46,225	45,263
Fannie Mae 4.89% 2012		25,000	24,758
Fannie Mae 4.00% 2015		35,180	33,913
Fannie Mae 6.00% 2016		4,862	4,969
Fannie Mae 6.00% 2016		2,457	2,511
Fannie Mae 6.00% 2016		2,347	2,398
Fannie Mae 6.00% 2016		1,335	1,364
Fannie Mae 7.00% 2016		337	347
Fannie Mae 11.50% 2016		693	788
Fannie Mae 5.00% 2017		4,349	4,316
Fannie Mae 6.00% 2017		1,707	1,744
Fannie Mae 5.00% 2018		27,113	26,905
Fannie Mae 5.00% 2018		19,256	19,108
Fannie Mae 5.00% 2018		10,521	10,440
Fannie Mae 5.50% 2018		3,499	3,523
Fannie Mae 9.00% 2018		53	58
Fannie Mae 10.00% 2018		519	584
Fannie Mae 4.50% 2019		7,676	7,483
Fannie Mae 5.50% 2019		36,663	36,917
Fannie Mae 5.50% 2019		13,735	13,826
Fannie Mae 12.00% 2019		639	740
Fannie Mae, Series 90-93, Class G, 5.50% 2020		53	53
Fannie Mae 11.00% 2020		218	247
Fannie Mae 11.271% 2020[2]		609	701
Fannie Mae 9.00% 2022		231	248
Fannie Mae 7.50% 2023		183	193
Fannie Mae, Series 2001-4, Class GA, 10.248% 2025[2]		1,064	1,193
Fannie Mae, Series 2001-4, Class NA, 11.87% 2025[2]		5,517	6,224
Fannie Mae 5.269% 2026[2]		1,184	1,208
Fannie Mae 7.00% 2026		1,817	1,911
Fannie Mae 8.50% 2027		18	19
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028		3,035	2,965
Fannie Mae 7.00% 2028		978	1,023
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028		7,644	8,000
Fannie Mae 6.50% 2029		361	368
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029		1,157	1,214
Fannie Mae 7.50% 2029		93	98
Fannie Mae 7.50% 2029		84	88
Fannie Mae 7.00% 2030		262	273
Fannie Mae 7.50% 2030		304	319
Fannie Mae 6.50% 2031		1,504	1,547
Fannie Mae 6.50% 2031		859	883
Fannie Mae 6.50% 2031		552	568
Fannie Mae 6.50% 2031		176	181
Fannie Mae 7.00% 2031		485	507
Fannie Mae 7.50% 2031		753	791
Fannie Mae 7.50% 2031		85	89
Fannie Mae, Series 2001-20, Class E, 9.607% 2031[2]		190	210
Fannie Mae, Series 2001-20, Class C, 12.044% 2031[2]		236	265
Fannie Mae 6.00% 2032		1,218	1,231
Fannie Mae 6.50% 2032		10,569	10,865
Fannie Mae 6.50% 2032		6,044	6,213
Fannie Mae 7.00% 2032		335	350
Fannie Mae 3.755% 2033[2]		4,118	4,039
Fannie Mae 5.50% 2033		84,252	83,660
Fannie Mae 5.50% 2034		14,818	14,695
Fannie Mae 6.00% 2034		3,316	3,347
Fannie Mae 6.00% 2034		2,657	2,682
Fannie Mae 6.00% 2034		2,524	2,548
Fannie Mae 6.00% 2034		2,193	2,214
Fannie Mae 6.00% 2034		665	671
Fannie Mae 6.00% 2034		512	517
Fannie Mae 4.487% 2035[2]		4,684	4,618
Fannie Mae 4.588% 2035[2]		22,153	21,872
Fannie Mae 5.00% 2035		45,000	43,596
Fannie Mae 5.00% 2035		9,883	9,575
Fannie Mae 5.00% 2035		5,771	5,591
Fannie Mae 5.50% 2035		131,107	130,021
Fannie Mae 5.50% 2035		25,000	24,762
Fannie Mae 5.50% 2035		12,690	12,569
Fannie Mae 5.50% 2035		6,859	6,853
Fannie Mae 5.50% 2035		6,916	6,850
Fannie Mae 6.00% 2035		17,648	17,817
Fannie Mae 6.00% 2035		2,717	2,742
Fannie Mae 6.00% 2035		2,416	2,439
Fannie Mae 6.00% 2035		873	882
Fannie Mae 6.00% 2035		838	847
Fannie Mae 5.50% 2036		48,796	48,316
Fannie Mae 6.00% 2036		19,670	19,847
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037		5,417	5,394
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041		11,507	11,906
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041		3,623	3,770
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042		8,482	8,853
Freddie Mac 8.25% 2007		61	62
Freddie Mac 8.25% 2007		16	16
Freddie Mac 8.50% 2007		10	10
Freddie Mac, Series H009, Class A-2, 1.876% 2008[2]		397	395
Freddie Mac 8.00% 2008		10	10
Freddie Mac 8.50% 2008		30	31
Freddie Mac 8.50% 2008		28	28
Freddie Mac 8.50% 2008		10	10
Freddie Mac 8.50% 2008		4	4
Freddie Mac 8.75% 2008		83	85
Freddie Mac 8.75% 2008		27	27
Freddie Mac 8.75% 2008		12	12
Freddie Mac 8.75% 2008		11	11
Freddie Mac 8.00% 2009		7	7
Freddie Mac 8.50% 2009		141	146
Freddie Mac 8.50% 2010		137	142
Freddie Mac 8.50% 2010		92	94
Freddie Mac 4.00% 2015		48,184	46,093
Freddie Mac 6.00% 2017		813	830
Freddie Mac 6.00% 2017		812	828
Freddie Mac, Series 2310, Class A, 10.582% 2017[2]		1,232	1,336
Freddie Mac 5.00% 2018		25,958	25,775
Freddie Mac 11.00% 2018		156	175
Freddie Mac 8.50% 2020		264	285
Freddie Mac 8.50% 2020		93	100
Freddie Mac, Series 41, Class F, 10.00% 2020		205	205
Freddie Mac, Series 178, Class Z, 9.25% 2021		145	154
Freddie Mac 8.00% 2026		161	173
Freddie Mac 8.50% 2027		35	38
Freddie Mac 4.648% 2035[2]		27,018	26,639
Freddie Mac 4.79% 2035[2]		14,380	14,224
Freddie Mac 5.00% 2035		48,159	46,619
Freddie Mac 5.00% 2035		11,685	11,311
Freddie Mac, Series 3061, Class PN, 5.50% 2035		64,198	64,679
Freddie Mac 5.50% 2035		24,100	23,882
Freddie Mac 5.50% 2035		24,066	23,848
Freddie Mac, Series 2977, Class NX, 5.50% 2035		10,880	10,653
Freddie Mac 6.50% 2035		1,276	1,308
Freddie Mac 6.50% 2035		1,188	1,217
Freddie Mac 6.50% 2035		1,092	1,120
Freddie Mac 6.00% 2036		408,600	412,527
Freddie Mac 6.50% 2036		800	820
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 2-A-1, 5.00% 2019		12,164	12,004
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020		5,034	4,907
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2020		9,703	9,764
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.326% 2035[2]		33,190	33,065
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035		107,348	107,357
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035		59,304	59,394
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035		40,955	40,609
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035		39,530	39,530
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035		17,543	17,559
Countrywide Alternative Loan Trust, Series 2005-13CB, Class A-3, 5.50% 2035		6,706	6,665
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035		3,354	3,320
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035		38,990	39,109
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035		22,220	22,223
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035		1,464	1,462
Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1-A-11, 5.50% 2036		9,573	9,324
Countrywide Alternative Loan Trust, Series 2005-73CB, Class 2-A-1, 5.75% 2036		7,692	7,710
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032		2,229	2,242
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032		221	223
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.321% 2033[2]		1,278	1,281
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033		11,822	12,004
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033		2,928	2,994
CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class VII-A-2, 4.603% 2034[2]		22,187	21,846
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034		14,140	14,128
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034		7,770	7,929
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034		460	487
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035		1,731	1,689
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035		24,662	24,735
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035		12,557	12,674
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035		67,122	70,506
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 2035[1]		1,500	1,638
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036		26,650	28,248
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037		10,681	10,452
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037		20,000	19,373
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037		1,394	1,391
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039		20,600	19,746
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040		42,000	42,157
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 7.801% 2041[2]		5,725	6,231
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030		2,405	2,440
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.234% 2031[2]		233,877	3,167
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.01% 2031[1,2]		149,262	5,105
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032		16,480	17,873
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035		22,583	22,022
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041		3,944	3,870
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041		10,000	9,670
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042		64,000	63,093
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042		38,825	38,157
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019		2,902	2,848
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034		16,214	16,158
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034		50,705	50,657
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034		2,459	2,454
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035		43,990	43,402
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035		5,000	4,868
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035		5,000	4,967
Residential Accredit Loans, Inc., Series 2005-QS15, Class 2-A, 6.00% 2035		8,005	8,000
Residential Accredit Loans, Inc., Series 2005-QS14, Class 2-A-1, 6.00% 2035		6,179	6,176
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.334% 2037[2]		45,000	45,519
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039		16,194	15,677
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042		10,508	10,374
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042		25,000	24,633
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046		31,455	30,991
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019		2,004	2,007
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[2]		33,235	32,544
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[2]		7,168	7,148
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[2]		6,579	6,558
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.456% 2033[2]		16,450	16,165
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.597% 2034[2]		37,250	36,595
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 4.639% 2045[2]		23,517	23,517
Government National Mortgage Assn. 7.50% 2007		29	30
Government National Mortgage Assn. 6.50% 2008		179	185
Government National Mortgage Assn. 6.50% 2008		47	48
Government National Mortgage Assn. 7.50% 2008		47	48
Government National Mortgage Assn. 7.50% 2008		35	35
Government National Mortgage Assn. 7.50% 2008		34	34
Government National Mortgage Assn. 7.50% 2008		28	28
Government National Mortgage Assn. 7.50% 2008		14	14
Government National Mortgage Assn. 6.50% 2009		64	66
Government National Mortgage Assn. 7.50% 2009		61	64
Government National Mortgage Assn. 7.50% 2009		52	55
Government National Mortgage Assn. 7.50% 2009		46	49
Government National Mortgage Assn. 7.50% 2009		47	48
Government National Mortgage Assn. 7.50% 2009		41	42
Government National Mortgage Assn. 7.50% 2009		38	40
Government National Mortgage Assn. 7.50% 2009		28	29
Government National Mortgage Assn. 9.00% 2009		578	597
Government National Mortgage Assn. 9.50% 2009		607	635
Government National Mortgage Assn. 9.50% 2009		45	47
Government National Mortgage Assn. 9.00% 2016		119	130
Government National Mortgage Assn. 9.00% 2017		40	43
Government National Mortgage Assn. 9.50% 2019		289	316
Government National Mortgage Assn. 8.50% 2020		67	72
Government National Mortgage Assn. 8.50% 2020		47	50
Government National Mortgage Assn. 9.50% 2020		125	136
Government National Mortgage Assn. 10.00% 2020		908	1,040
Government National Mortgage Assn. 8.50% 2021		298	320
Government National Mortgage Assn. 8.50% 2021		181	195
Government National Mortgage Assn. 8.50% 2021		117	126
Government National Mortgage Assn. 8.50% 2021		47	50
Government National Mortgage Assn. 10.00% 2021		1,996	2,257
Government National Mortgage Assn. 9.00% 2022		44	48
Government National Mortgage Assn. 8.50% 2023		38	41
Government National Mortgage Assn. 8.50% 2024		36	38
Government National Mortgage Assn. 8.50% 2024		27	29
Government National Mortgage Assn. 8.50% 2027		31	33
Government National Mortgage Assn. 8.50% 2028		25	27
Government National Mortgage Assn. 8.50% 2029		29	31
Government National Mortgage Assn. 4.00% 2035[2]		16,741	16,391
Government National Mortgage Assn. 4.00% 2035[2]		7,338	7,167
Government National Mortgage Assn. 4.00% 2035[2]		3,485	3,404
Government National Mortgage Assn. 6.00% 2035		46,025	47,025
Government National Mortgage Assn. 6.00% 2035		37,525	38,340
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.471% 2033[2]		4,642	4,562
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.727% 2033[2]		10,497	10,339
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.676% 2034[2]		12,581	12,391
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.184% 2034[2]		5,707	5,695
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.778% 2035[2]		85,300	85,368
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.992% 2033[2]		30,223	29,570
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.079% 2033[2]		6,856	6,727
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.131% 2033[2]		6,584	6,524
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.264% 2034[2]		16,820	16,381
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.982% 2034[2]		2,714	2,685
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]		51,800	50,564
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030		42,744	44,222
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030		12,078	12,414
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032		11,042	11,571
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032		17,183	18,479
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[1]		36,000	35,256
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[1]		43,000	41,990
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036		56,200	59,331
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041		9,655	9,379
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029		11,964	12,237
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class D, 6.997% 2029		8,300	8,560
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034		30,250	31,973
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class C, 6.50% 2035		9,000	9,339
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029		858	853
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032		10,000	9,896
Residential Asset Mortgage Products Trust, Series 2004-RZ3, Class A-I-4, 4.572% 2033		6,038	5,891
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[2]		10,000	9,845
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033		9,000	8,833
Residential Asset Mortgage Products Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034		26,100	25,346
Banc of America Funding Corp., Series 2005-H, Class 9-A-1, 5.992% 2035[2]		53,524	54,009
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 5.17% 2045[2]		51,897	52,424
Nykredit 4.00% 2035		DKr335,041	51,566
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[1]		$3,242	3,280
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033		17,250	18,214
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035		12,580	12,725
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035		16,420	17,313
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1]		41,310	44,714
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A, 4.61% 2033[2]		16,825	16,718
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.605% 2034[2]		28,382	27,738
SBA CMBS Trust, Series 2005-1A, 5.369% 2035[1]		33,000	32,984
SBA CMBS Trust, Series 2005-1B, 5.565% 2035[1]		3,300	3,298
SBA CMBS Trust, Series 2005-1E, 6.706% 2035[1]		7,460	7,453
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[2]		25,209	24,549
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[2]		7,454	7,390
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.533% 2033[2]		10,360	10,192
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035		23,606	23,586
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035		15,604	15,727
Deutsche Genossenschafts-Hypothekenbank AG 5.25% 2009		€29,447	37,350
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.215% 2030[2]		$31,076	31,986
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.215% 2030[2]		3,750	3,929
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030		14,794	15,237
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-1, 6.12% 2031		1,276	1,278
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031		10,000	10,379
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.205% 2042		7,875	7,924
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.88% 2035[2]		33,997	34,189
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.058% 2035[2]		32,659	32,904
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.70% 2034[2]		29,270	29,009
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034		3,605	3,602
Mastr Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033		896	897
Mastr Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034		1,716	1,715
Mastr Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035		18,321	18,287
Mastr Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035		4,461	4,425
Mastr Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035		5,983	6,016
Mastr Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035		745	759
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035		4,200	4,076
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035		1,979	1,933
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042		24,000	23,735
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class A-2, 7.439% 2031		5,000	5,369
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031		17,125	18,560
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031		5,000	5,425
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035		17,468	18,070
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036		8,744	8,455
Morgan Stanley Dean Witter Capital I Trust, Series 2002-IQ3, Class A-1, 3.48% 2037		2,085	2,047
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033		337	344
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033		17,590	18,706
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038		3,289	3,323
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038		2,500	2,618
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 2027[1,2]		7,995	8,102
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.737% 2027[1,2]		2,926	2,980
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.86% 2028[1,2]		1,946	2,006
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033[2]		2,352	2,330
Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035		6,927	6,593
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035		2,874	2,819
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025		14,500	15,959
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026		8,300	8,612
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031		18,000	18,887
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038		20,000	18,765
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034[1]		19,255	18,542
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035		18,070	18,190
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035		15,501	15,500
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[1]		15,134	15,155
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.952% 2035[2]		15,058	14,899
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037		13,668	13,645
Dexia Municipal Agency 3.50% 2009		€10,076	12,083
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 6-A-1, 6.50% 2020		$2,016	2,055
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 4.639% 2035[2]		9,456	9,453
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.334% 2034[2]		11,649	11,401
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032		10,000	10,413
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031		9,351	9,563
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032		5,612	5,771
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033		3,158	3,207
Hypothekenbank in Essen AG 5.25% 2008		€6,000	$7,413
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[2]		$6,439	6,371
Rheinische Hypothekenbank Eurobond 4.25% 2008		€5,000	6,100
SACO I Trust, Series 2005-2, Class A, interest only, 6.00% 2007[1]		$24,546	1,974
SACO I Trust, Series 2005-1, Class A, interest only, 6.00% 2007[1]		16,489	1,175
SACO I Trust, Series 2005-3, Class A, interest only, 6.00% 2035[1]		29,359	2,495
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[1]		5,000	5,201
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032		5,000	4,836
Specialty Underwriting and Residential Finance Trust, Series 2004-AA1, Class I-A-1, 5.00% 2034		3,836	3,770
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.208% 2040[1,2]		2,719	2,628
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030		2,021	2,036
Ball Corp., Series 2005-BOCA, Class E, 4.789% 2016[1,2]		1,750	1,753
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027[1]		707	737
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027		501	500
First Boston Mortgage Securities Corp., Series D, interest only, 10.965% 2017		139	34
First Boston Mortgage Securities Corp., Series D, principal only, 0% 2017		139	112
			4,674,108

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 9.78%
U.S. Treasury 5.625% 2006[10]		12,350	12,372
U.S. Treasury 6.875% 2006[10]		105,320	106,274
U.S. Treasury 7.00% 2006[10]		100,000	101,328
U.S. Treasury 3.125% 2007[10]		10,300	10,123
U.S. Treasury 3.375% 2007[10,11]		62,857	63,355
U.S. Treasury 2.625% 2008[10]		20,000	19,213
U.S. Treasury 3.375% 2008[10]		20,500	19,951
U.S. Treasury 3.625% 2008[10,11]		74,570	76,610
U.S. Treasury 3.625% 2009[10]		401,750	392,020
U.S. Treasury 6.00% 2009[10]		925	975
U.S. Treasury Principal Strip 0% 2009[10]		1,250	1,070
U.S. Treasury 0.875% 2010[10,11]		10,514	9,997
U.S. Treasury 3.50% 2011[10,11]		57,219	61,175
U.S. Treasury 5.00% 2011[10]		25,925	26,699
U.S. Treasury 3.00% 2012[10,11]		493	522
U.S. Treasury 10.375% 2012[10]		24,500	27,057
U.S. Treasury 4.25% 2013[10]		10,000	9,913
U.S. Treasury 12.00% 2013[10]		10,000	11,845
U.S. Treasury 2.00% 2014[10,11]		45,839	45,612
U.S. Treasury 4.00% 2014		3,175	3,090
U.S. Treasury 11.25% 2015		70,000	105,416
U.S. Treasury Principal Strip 0% 2015		11,020	7,178
U.S. Treasury 9.25% 2016		33,650	46,647
U.S. Treasury 8.875% 2017		60,000	83,428
U.S. Treasury Principal Strip 0% 2018		31,220	17,759
U.S. Treasury 6.875% 2025		226,450	291,801
U.S. Treasury 5.25% 2028		32,820	35,799
U.S. Treasury 3.875% 2029[11]		363	492
U.S. Treasury Principal Strip 0% 2029		4,150	1,447
U.S. Treasury 6.25% 2030		12,375	15,370
U.S. Treasury 5.375% 2031		9,600	10,785
U.S. Treasury 3.375% 2032[11]		421	550
Freddie Mac 4.125% 2009		25,000	24,494
Freddie Mac 4.125% 2010		262,250	255,662
Freddie Mac 6.25% 2012		15,000	15,192
Federal Home Loan Bank 2.375% 2006		69,550	69,166
Federal Home Loan Bank 2.50% 2006		41,145	40,916
Federal Home Loan Bank 2.875% 2006		39,500	39,241
Federal Home Loan Bank 2.875% 2006		37,500	37,020
Federal Home Loan Bank 3.70% 2007		20,000	19,662
Federal Home Loan Bank 5.823% 2009		46,690	48,122
Fannie Mae 5.25% 2012		50,000	50,454
Federal Agricultural Mortgage Corp. 4.25% 2008		17,000	16,771
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., Series 2000-044-A, 3.74% 2015[3]		11,110	10,630
Republic of Egypt; United States Agency for International Development 4.45% 2015		5,000	4,909
			2,248,112

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 6.73%
Japanese Government 0.50% 2007		¥3,834,550	32,648
Japanese Government 0.90% 2008		7,187,550	61,707
Japanese Government 1.80% 2010		487,350	4,317
Japanese Government 1.30% 2011		7,036,050	60,799
Japanese Government 0.50% 2013		3,840,500	30,850
Japanese Government 1.50% 2014		3,312,850	28,386
German Government 4.50% 2006		€57,580	68,867
German Government 4.50% 2009		55,000	68,295
German Government 6.25% 2030		30,500	51,497
United Mexican States Government Global 4.625% 2008		$11,000	10,876
United Mexican States Government Global 10.375% 2009		14,500	16,726
United Mexican States Government, Series MI10, 9.50% 2014		MXP394,000	40,003
United Mexican States Government Eurobonds 4.25% 2015		€9,980	11,874
United Mexican States Government Global 11.375% 2016		$18,658	27,474
United Mexican States Government, Series M20, 8.00% 2023		MXP153,800	13,661
United Mexican States Government, Series M20, 10.00% 2024		228,500	24,386
United Mexican States Government Global 8.30% 2031		$8,220	10,583
United Mexican States Government Global 7.50% 2033		6,705	7,955
United Kingdom 5.00% 2008		£ 1,380	2,413
United Kingdom 4.75% 2010		27,275	47,982
United Kingdom 4.75% 2015		32,636	58,982
United Kingdom 6.00% 2028		1,800	4,006
United Kingdom 4.25% 2032		23,645	42,344
Korean Government 4.50% 2008		KRW71,938,000	70,379
Korean Government 4.50% 2009		18,516,000	18,023
Korean Government 4.00% 2010		8,515,000	8,061
Korean Government 4.25% 2014		26,585,000	23,971
Polish Government 5.75% 2010		PLZ122,110	38,734
Polish Government 6.00% 2010		157,250	50,457
Canadian Government 4.25% 2026[11]		C$67,939	83,136
Israeli Government 7.50% 2014		ILS347,282	81,757
Russian Federation 8.25% 2010		$4,000	4,268
Russian Federation 5.00%/7.50% 2030[5]		51,610	58,319
Russian Federation 5.00%/7.50% 2030[1,5]		145	164
Swedish Government 5.00% 2009		SKr105,000	13,993
Swedish Government 5.25% 2011		311,885	43,153
French Government O.A.T. Eurobond 5.00% 2011		€ 1,750	2,275
French Government O.A.T. Eurobond Strip Principal 0% 2019		14,000	10,310
French Government O.A.T. Eurobond 5.50% 2029		7,610	11,719
French Government O.A.T. Eurobond 4.75% 2035		21,075	30,033
Queensland Treasury Corp. 6.00% 2015		A$57,080	43,917
Thai Government 4.125% 2009		THB905,000	21,259
Thai Government 5.00% 2014		735,810	17,460
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014		$19,750	25,576
Italian Government BTPS Eurobond 6.00% 2007		€16,204	$20,216
Export-Import Bank of China 4.875% 2015[1]		$20,000	19,477
State of Qatar 9.75% 2030		12,220	18,697
Spanish Government 4.25% 2007		€13,765	16,664
Argentina (Republic of) 3.504% 2012[2]		$8,850	6,827
Argentina (Republic of) 6.84% 2033[8,11]		ARS15,664	5,664
Argentina (Republic of) GDP-Linked 2035		53,811	881
Argentina (Republic of) 0.72% 2038[11]		10,050	1,609
Bulgaria (Republic of) 8.25% 2015		$9,000	10,891
Banque Centrale de Tunisie 4.75% 2011		€3,000	3,734
Banque Centrale de Tunisie 7.375% 2012		$6,250	6,984
Corporación Andina de Fomento 6.875% 2012		5,895	6,423
Corporación Andina de Fomento 5.125% 2015		2,000	1,973
El Salvador (Republic of) 7.65% 2035[1]		4,850	5,020
El Salvador (Republic of) 7.65% 2035		3,170	3,281
Brazil (Federal Republic of) Global 7.875% 2015		1,250	1,334
Brazil (Federal Republic of) Global 8.00% 2018		644	696
Brazil (Federal Republic of) Global 8.875% 2024		1,375	1,537
Brazil (Federal Republic of) Global 12.25% 2030		425	614
Brazil (Federal Republic of) Global 11.00% 2040		3,110	4,013
Panama (Republic of) Global 9.375% 2023		4,062	5,108
Panama (Republic of) Global 7.125% 2026		690	702
Panama (Republic of) Global 8.875% 2027		250	299
Panama (Republic of) Global 9.375% 2029		675	852
Columbia (Republic of) Global 8.25% 2014		2,500	2,787
Colombia (Republic of) Global 12.00% 2015		COP2,330,000	1,209
Peru (Republic of) 9.125% 2012		$432	496
Peru (Republic of) 8.375% 2016		2,500	2,756
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[2]		357	338
Turkey (Republic of) 12.375% 2009		500	606
Turkey (Republic of) 15.00% 2010		TRY3,250	2,636
New Zealand Government 4.50% 2016[11]	$	NZ3,664	2,760
Dominican Republic 9.50% 2011[1,8]		$2,236	2,371
Venezuela (Republic of) Global 8.50% 2014		245	270
Venezuela (Republic of) 9.25% 2027		780	926
Guatemala (Republic of) 10.25% 2011[1]		1,000	1,195
			1,545,441

ASSET-BACKED OBLIGATIONS[3]— 6.14%
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[1]		21,000	20,584
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[1]		51,820	51,466
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[1]		32,000	31,053
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[1]		30,000	29,880
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[1]		8,600	8,521
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012		28,125	27,557
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[1]		60,520	59,191
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[1]		17,500	17,527
CWABS, Inc., Series 2004-15, Class AF-2, 3.775% 2024		10,000	9,900
CWABS, Inc., Series 2004-12, Class 2-AV-2, 4.659% 2033[2]		20,212	20,248
CWABS, Inc., Series 2004-10, Class AF-6, 4.485% 2034		16,000	15,384
CWABS, Inc., Series 2004-15, Class 2-AV-2, 4.649% 2034[2]		27,906	27,970
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036		22,666	22,450
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009		17,000	17,059
MBNA Master Credit Card Trust II, Series 1999-B, Class A, 5.90% 2011		3,000	3,101
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011		3,750	3,901
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013		46,850	46,293
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010		9,247	9,185
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011		2,696	2,637
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011		14,600	14,226
WFS Financial Owner Trust, Series 2005-1, Class A-4, 3.87% 2012		35,250	34,562
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[1]		3,895	3,805
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[1]		953	947
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[1]		553	551
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[1]		7,141	7,048
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[1]		22,810	22,560
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[1]		12,000	11,849
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2015[1]		7,600	7,600
Vanderbilt Mortgage and Finance, Inc., Series 2002-B, Class A-3, 4.70% 2018		5,100	5,034
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024		7,660	8,019
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024		10,250	10,691
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026		4,135	4,346
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 4.541% 2027[2]		1,235	1,234
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027		4,866	5,100
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030		6,889	7,465
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032		1,500	1,532
Residential Asset Securities Corp. Trust, Series 1999-KS3, Class A-I-7, AMBAC insured, 7.505% 2030		2,165	2,160
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031		20,042	20,158
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 4.609% 2035[2]		20,000	20,022
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2020		12,500	12,379
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-3, FGIC insured, 4.16% 2034		3,000	2,948
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034		19,594	19,416
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035		6,000	5,850
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028		39,935	38,947
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010		14,000	13,900
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011		20,000	20,097
Bear Stearns Asset-backed Securities I Trust, Series 2004-HE11, Class I-A-2, 4.679% 2033[2]		4,750	4,760
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 4.879% 2035[2]		27,944	28,014
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[1]		29,472	29,163
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[1]		14,500	14,497
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[1]		13,000	12,997
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[1]		25,626	25,407
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025[6]		3,991	1,046
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028		4,287	4,440
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029		9,115	9,497
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029		5,880	5,310
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029[6]		3,051	—
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030[6]		8,028	1
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 6.119% 2033[2]		4,500	4,540
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021		10,148	10,305
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027		8,290	8,576
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032		3,000	3,198
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009		21,750	21,257
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[1]		11,364	11,120
First Investors Auto Owners Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[1]		10,000	9,928
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-4-A, MBIA insured, 3.10% 2009		1,645	1,621
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009		3,324	3,299
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010		15,500	15,332
Morgan Stanley ABS Capital I, Inc., Series 2004-NC3, Class M-1, 4.909% 2034[2]		20,000	20,065
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012		20,000	19,676
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 5.19% 2031[2]		5,000	5,006
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034		11,000	11,000
New Century Home Equity Loan Trust, Series 2004-A, Class M-II, FGIC insured, 5.65% 2034		3,000	3,038
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[1]		$15,000	$14,646
Providian Gateway Master Trust, Series 2004-AA, Class C, 5.269% 2011[1,2]		4,000	4,039
Consumer Credit Reference Index Securities Program Trust, Series 2002-1A, Class A, 6.501% 2007[1,2]		10,158	10,209
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[1]		8,250	7,960
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013		17,500	17,303
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012		17,000	16,799
CNL Funding, Series 2000-AA, Class A-2, MBIA Insured, 8.044% 2017[1]		13,800	14,813
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009		14,450	14,733
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009		14,250	14,613
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41% 2010[1]		4,274	4,217
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[1]		10,000	9,902
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class A-4, 4.859% 2034[2]		13,808	13,835
Park Place Securities, Inc., Series 2005-WHQ3, Class A-2-A, 4.459% 2035[2]		13,056	13,054
Providian Master Note Trust, Series 2005-A1A, Class A, 4.429% 2012[1,2]		10,000	10,008
Providian Master Note Trust, Series 2005-B1A, Class B, 4.669% 2012[1,2]		3,000	3,010
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 5.041% 2030[2]		10,000	10,234
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[1]		£1,160	2,090
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007[1]		$12,000	11,944
MMCA Auto Owner Trust, Series 2001-3, Class B, 5.319% 2008[2]		1,255	1,256
MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009		1,543	1,531
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010		8,087	8,068
Capital One Multi-asset Execution Trust, Series 2005-7, Class A, 4.70% 2015		10,750	10,649
Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured, 2.96% 2009		10,000	9,892
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011[1]		8,831	9,225
Citibank Credit Card Issuance Trust, Class 2005-B1, 4.40% 2010		9,000	8,886
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011		8,825	8,669
Home Equity Asset Trust, Series 2004-2, Class M-1, 4.909% 2034[2]		1,000	1,004
Home Equity Asset Trust, Series 2004-7, Class M-1, 4.999% 2035[2]		7,500	7,559
GreenPoint Credit Manufactured Housing Contract Trust, Series 2000-7, Class A-1, MBIA insured, 4.66% 2022[2]		8,153	8,193
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 5.069% 2010[1,2]		8,000	8,056
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008		7,921	7,908
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 4.689% 2035[2]		7,450	7,463
Discover Card Master Trust I, Series 1996-4, Class B, 4.919% 2013[2]		7,000	7,129
American Express Credit Account Master Trust, Series 2005-3, Class B, 4.509% 2011[2]		7,000	7,001
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022[1]		6,836	6,938
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-1, 2.87% 2013		2,427	2,402
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035		2,500	2,461
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035		2,000	2,007
First USA Credit Card Master Trust, Series 1997-4, Class C, 5.37% 2010[1,2]		6,630	6,657
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010[1]		6,357	6,298
Impac CMB Grantor Trust, Series 2004-6, Class M-4, 5.529% 2034[2]		5,955	5,989
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014		3,977	3,831
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018		2,039	2,021
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010[1]		5,584	5,524
Chase Credit Card Owner Trust, Series 2003-6, Class B, 4.719% 2011[2]		5,000	5,029
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008		4,500	4,660
Advanta Business Card Master Trust, Series 2005-C1, Class C, 4.88% 2011[2]		2,000	2,003
Advanta Business Card Master Trust, Series 2005-A2, Class A-1, 4.50% 2013[2]		2,000	1,996
Centex Home Equity Loan Trust, Series 2005-A, Class AF-4, 4.72% 2031		1,750	1,732
Centex Home Equity Loan Trust, Series 2005-A, Class AF-6, 4.69% 2035		2,000	1,967
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[2]		3,490	3,425
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[1]		3,400	3,342
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030		3,031	3,042
Harley-Davidson Motorcycle Trust, Series 2001-3, Class B, 3.72% 2009		298	295
Harley-Davidson Motorcycle Trust, Series 2001-3, Class A-2, 4.04% 2009		1,604	1,596
Harley-Davidson Motorcycle Trust, Series 2002-2, Class B, 2.84% 2010		1,099	1,090
Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured, 3.00% 2009[1]		2,867	2,843
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
Series 1997-1, Class A-7, 6.42% 2008		2,601	2,622
Chase Manhattan Auto Owner Trust, Series 2002-B, 4.24% 2009		2,132	2,132
Advanta Mortgage Loan Trust, Series 1999-2, Class A-6, AMBAC insured, 6.82% 2029		1,983	1,992
Hyundai Auto Receivables Trust, Series 2002-A, Class C, 3.91% 2009[1]		2,000	1,986
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010		1,649	1,648
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[1]		1,562	1,545
Continental Auto Receivables Owner Trust, Series 2000-B, Class CTFS, MBIA insured, 7.11% 2007[1]		1,117	1,119
Capital One Master Trust, Series 2002-1A, Class B, 4.969% 2011[2]		1,000	1,013
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
Series 1997-1, Class A-6, 6.38% 2008		960	969
NPF XII, Inc., Series 1999-3, Class B, 2.389% 2003[1,2,7]		3,000	0
NPF XII, Inc., Series 2001-1A, Class A, 1.989% 2004[1,2,7]		7,000	280
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[1,6]		16,000	640
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008[1]		401	399
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[1]		255	252
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 5.129% 2032[2]		581	582
Chevy Chase Auto Receivables Trust, Series 2001-2, Class A-4, 4.44% 2007		428	429
			1,410,100

MUNICIPALS — 1.08%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033		64,975	70,816
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027		38,330	40,488
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025		28,051	27,958
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024		15,500	16,935
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2002, 5.75% 2032		4,855	5,046
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025		20,639	20,582
State of California, Department of Water Resources, Power Supply Revenue Bonds, Series 2002-E, 4.33% 2006		13,320	13,301
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030		10,000	10,239
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds (Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 3.83% 2008		5,000	4,889
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds (Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 4.56% 2010		5,000	4,937
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified Port District-South Bay Plant Acquisition), Series 1999, 6.63% 2009[1]		8,861	9,073
State of Washington, Tobacco Settlement Authority, Asset-backed Bonds, Series 2002, 6.50% 2026		6,715	7,253
State of South Carolina, Tobacco Settlement Revenue Management Authority, Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022		6,410	6,772
State of South Carolina, Piedmont Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2004-A-1, 3.60% 2006		5,000	5,000
State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds (Economic Development and Housing), Series B, 2.88% 2007		2,000	1,956
State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds (Economic Development and Housing), Series B, 3.09% 2007		2,200	2,138
			247,383

Total bonds & notes (cost: $20,648,010,000)			20,738,984

		Shares or	Market value
Convertible securities — 0.53%		principal amount	(000)

CONSUMER DISCRETIONARY — 0.17%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010		€18,421,000	$22,113
General Motors Corp., Series B, 5.25% convertible senior debentures 2032		$17,375,000	10,355
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032		128,100	3,536
			36,004

INFORMATION TECHNOLOGY — 0.11%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007		$14,700,000	14,204
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007		$12,000,000	11,550
			25,754

TELECOMMUNICATION SERVICES — 0.09%
American Tower Corp. 5.00% convertible debentures 2010		$21,000,000	20,921

INDUSTRIALS — 0.07%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031[1]		180,000	17,055

UTILITIES — 0.07%
AES Trust VII 6.00% convertible preferred 2008		351,450	16,817

FINANCIALS — 0.02%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008		70,400	3,545

MISCELLANEOUS — 0.00%
Other convertible securities in initial period of acquisition			924

Total convertible securities (cost: $99,629,000)			121,020

Preferred securities — 3.49%		Shares

FINANCIALS — 3.49%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]		121,238,000	134,157
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,2]		57,500,000	62,197
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]		87,750,000	102,792
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred[1,2]		25,000,000	38,303
HSBC Capital Funding LP 8.03% noncumulative preferred[2]		20,000,000	29,312
Fannie Mae, Series O, 7.00% preferred[1]		1,369,000	74,953
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]		1,670,000	45,508
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual preferred capital securities[1]		230,000	5,894
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]		47,710,000	50,706
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]		21,750,000	22,783
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]		19,000,000	22,014
ING Capital Funding Trust III 8.439% noncumulative preferred[2]		31,000,000	35,284
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares		1,200,000	31,812
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]		24,970,000	24,239
RBS Capital Trust I 4.709% noncumulative trust preferred[2]		18,550,000	17,658
Royal Bank of Scotland Group PLC 6.625%[2]		4,700,000	6,184
RBS Capital Trust IV 5.327% noncumulative trust preferred[2]		5,000,000	5,053
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,2]		17,638,000	19,327
Standard Chartered Capital Trust I 8.16%[2]		10,000,000	$13,893
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,2]		12,000,000	13,271
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]		11,250,000	12,461
Weingarten Realty Investors, Series D, 6.75% preferred 2008		400,000	10,304
HBOS Capital Funding LP, Series A, 6.461% noncumulative preferred[2]		3,000,000	5,839
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up premium rate		112,500	5,780
ACE Ltd., Series C, 7.80% preferred depositary shares		217,355	5,673
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative step-up premium rate		50,000	5,117
			800,514

CONSUMER STAPLES — 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039		18,500	470

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009[12]		50,565	25

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. - MOD III Inc., units[4,12,13]		1,447	0

TELECOMMUNICATION SERVICES — 0.00%
XO Communications, Inc. 14.00% preferred 2009[4,8,12]		24	0

Total preferred securities (cost: $720,185,000)			801,009

Common stocks — 0.27%

UTILITIES — 0.16%
Drax Group PLC[12]		4,430,290	37,689

FINANCIALS — 0.04%
Beverly Hills Bancorp Inc.		883,800	9,165

TELECOMMUNICATION SERVICES — 0.04%
Dobson Communications Corp., Class A1,12		1,051,359	7,885
XO Communications, Inc.[12]		5,685	10
			7,895

INDUSTRIALS — 0.02%
DigitalGlobe Inc.[1,4,12]		3,984,039	3,984
Delta Air Lines, Inc.[1,12]		312,961	235
			4,219

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[12,13]		879,000	2,145

HEALTH CARE — 0.00%
Clarent Hospital Corp.[4,12,13]		331,291	$165

Total common stocks (cost: $55,856,000)			61,278

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Communications, Inc., Series A, warrants, expire 2010[12]		11,373	3
XO Communications, Inc., Series B, warrants, expire 2010[12]		8,529	1
XO Communications, Inc., Series C, warrants, expire 2010[12]		8,529	1
GT Group Telecom Inc., warrants, expire 2010[1,4,12]		2,750	0

Total warrants (cost: $143,000)			5

Short-term securities — 6.97%		Principal amount (000)

CAFCO, LLC 4.33%-4.37% due 2/14-3/9/2006[1,10]		$104,400	103,642
CAFCO, LLC 4.09% due 1/5/2006[1]		50,000	49,973
Ciesco LLC 4.37% due 3/1/2006[1,10]		41,400	41,111
Clipper Receivables Co., LLC 4.28%-4.30% due 1/17-1/26/2006[1]		173,600	173,185
Pfizer Investment Capital PLC 4.175%-4.25% due 1/19-1/24/2006[1]		170,500	170,090
Procter & Gamble Co. 4.18%-4.24% due 1/4-1/20/2006[1]		140,000	139,765
Freddie Mac 4.23%-4.255% due 2/16-2/27/2006[10]		78,400	77,949
Freddie Mac 4.18% due 2/1/2006		45,300	45,133
Federal Home Loan Bank 4.10%-4.15% due 1/20-1/27/2006		88,500	88,268
Park Avenue Receivables Co., LLC 4.25%-4.29% due 1/10-1/27/2006[1]		61,500	61,370
Preferred Receivables Funding Corp. 4.32% due 1/30/2006[1]		20,400	20,327
Triple-A One Funding Corp. 4.30% due 1/12-1/13/2006[1]		75,560	75,445
Federal Farm Credit Banks 4.10%-4.15% due 1/4-1/12/2006		69,300	69,250
Concentrate Manufacturing Co. of Ireland 4.20%-4.25% due 1/6-1/27/2006[1]		63,600	63,427
NetJets Inc. 4.29% due 2/7-2/10/2006[1,10]		53,900	53,647
Atlantic Industries 4.28%-4.30% due 2/10-2/17/2006[1,10]		53,200	52,929
Variable Funding Capital Corp. 4.31% due 2/9-2/10/2006[1,10]		49,700	49,459
Gannett Co. 4.25% due 1/18/2006[1]		37,500	37,420
Bank of America Corp. 4.10% due 1/6/2006		37,000	36,976
American General Finance Corp. 4.25% due 1/30/2006		35,000	34,876
Wal-Mart Stores Inc. 4.08% due 1/10/2006[1]		25,400	25,371
Cloverleaf International Holdings SA 4.25% due 1/9/2006[1]		25,000	24,973
Verizon Network Funding Corp. 4.27% due 1/17/2006		25,000	24,950
Anheuser-Busch Companies, Inc. 4.30% due 2/27/2006[1,10]		25,000	24,827
Hershey Co. 4.24% due 1/10/2006[1]		24,000	23,972
Tennessee Valley Authority 4.03% due 1/12/2006		15,800	15,778
General Electric Capital Corp. 4.20% due 1/3/2006		13,200	13,194
Fannie Mae 4.25% due 3/3/2006[10]		6,000	5,956

Total short-term securities (cost: $1,603,204,000)			1,603,263

			Market value (000)

Total investment securities (cost: $23,127,027,000)			$23,325,559
Other assets less liabilities			(349,936)

Net assets			$22,975,623

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $5,137,294,000, which represented 22.36% of the net assets of the fund.
2 Coupon rate may change periodically.
3 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
Therefore, the effective maturities are shorter than the stated maturities.
4 Valued under fair value procedures adopted by authority of the board of directors.
5 Step bond; coupon rate will increase at a later date.
6 Company not making scheduled interest payments; bankruptcy proceedings pending.
7 Company did not make principal payment upon scheduled maturity date; reorganization pending.
8 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9 Scheduled interest payments not made; reorganization pending.
10This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
11Index-linked bond whose principal amount moves with a government retail price index.
12Security did not produce income during the last 12 months.
13Represents an affiliated company as defined under the Investment Company Act of 1940.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Directors of
The Bond Fund of America, Inc.:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Bond Fund of America, Inc. (the “Fund”) as of December 31, 2005, and for the year then ended and have issued our report thereon dated February 14, 2006, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Fund’s investment portfolio (the “Schedule”) as of December 31, 2005 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Fund’s management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund, presents fairly, in all material respects, the information set forth therein.

/s/DELOITTE & TOUCHE LLP
February 14, 2006
Costa Mesa, California

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating and Governance Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating and Governance Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating and Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: March 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: March 10, 2006

By /s/ Susi M. Silverman
Susi M. Silverman, Treasurer and PFO

Date: March 10, 2006